UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-173

DODGE & COX FUNDS

(Exact name of registrant as specified in charter)

555 California Street, 40th Floor

San Francisco, CA 94104

(Address of principal executive offices)

Thomas M. Mistele, Esq.

Secretary

555 California Street, 40th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-981-1710

Date of fiscal year end: December 31, 2017

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

The following is the schedule of investments as of March 31, 2017 for the Dodge & Cox Funds, a Delaware statutory trust, consisting of six series: Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund, Dodge & Cox Income Fund, and Dodge & Cox Global Bond Fund.

STOCK FUND
Portfolio of Investments (unaudited)	March 31, 2017

COMMON STOCKS: 97.2%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 15.5%
AUTOMOBILES & COMPONENTS: 0.5%
Harley-Davidson, Inc.	5,610,647	$339,444,143
CONSUMER DURABLES & APPAREL: 0.6%
Coach, Inc.	8,813,900	364,278,487
MEDIA: 12.2%
Charter Communications, Inc., Class A(a)	6,094,486	1,994,847,158
Comcast Corp., Class A	44,997,594	1,691,459,558
DISH Network Corp., Class A(a)	9,727,476	617,597,451
News Corp., Class A	6,339,403	82,412,239
Time Warner, Inc.	19,778,332	1,932,540,820
Twenty-First Century Fox, Inc., Class A	41,334,626	1,338,828,536
Twenty-First Century Fox, Inc., Class B	9,350,000	297,143,000

		7,954,828,762
RETAILING: 2.2%
Liberty Interactive Corp. QVC Group, Series A(a)	14,217,573	284,635,812
Target Corp.	6,361,054	351,066,570
The Priceline Group, Inc.(a)	468,400	833,737,948

		1,469,440,330

		10,127,991,722
CONSUMER STAPLES: 1.5%
FOOD & STAPLES RETAILING: 1.5%
Wal-Mart Stores, Inc.	12,988,050	936,178,644
ENERGY: 8.0%
Anadarko Petroleum Corp.	13,395,521	830,522,302
Apache Corp.	17,095,994	878,563,132
Baker Hughes, Inc.	15,371,113	919,499,980
Concho Resources, Inc.(a)	3,615,000	463,949,100
National Oilwell Varco, Inc.	18,798,000	753,611,820
Schlumberger, Ltd. (Curacao/United States)	15,249,245	1,190,966,034
Weatherford International PLC(a) (Ireland)	28,007,400	186,249,210

		5,223,361,578
FINANCIALS: 27.9%
BANKS: 10.9%
Bank of America Corp.	111,294,300	2,625,432,537
BB&T Corp.	13,100,144	585,576,437
JPMorgan Chase & Co.	16,797,800	1,475,518,752
Wells Fargo & Co.	43,253,341	2,407,480,960

		7,094,008,686
DIVERSIFIED FINANCIALS: 14.3%
American Express Co.	16,997,300	1,344,656,403
Bank of New York Mellon Corp.	27,003,324	1,275,366,993
Capital One Financial Corp.(b)	27,087,711	2,347,421,035
Charles Schwab Corp.	58,867,600	2,402,386,756
Goldman Sachs Group, Inc.	8,488,700	1,950,024,164

		9,319,855,351
INSURANCE: 2.7%
AEGON NV (Netherlands)	71,579,823	367,204,492
MetLife, Inc.	26,532,700	1,401,457,214

		1,768,661,706

		18,182,525,743
HEALTH CARE: 18.6%
HEALTH CARE EQUIPMENT & SERVICES: 6.8%
Anthem, Inc.	1,527,685	252,648,545
Cigna Corp.	8,608,217	1,261,017,708
Danaher Corp.	3,237,600	276,911,928
Express Scripts Holding Co.(a)	17,234,871	1,135,950,348
Medtronic PLC (Ireland)	6,969,600	561,470,976
UnitedHealth Group, Inc.	5,830,760	956,302,948

		4,444,302,453

	SHARES	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 11.8%
Alnylam Pharmaceuticals, Inc.(a)(b)	5,500,735	$281,912,669
AstraZeneca PLC ADR (United Kingdom)	37,517,873	1,168,306,565
Bristol-Myers Squibb Co.	17,741,339	964,774,015
Merck & Co., Inc.	7,767,900	493,572,366
Novartis AG ADR (Switzerland)	23,673,500	1,758,230,845
Roche Holding AG ADR (Switzerland)	32,360,799	1,036,516,392
Sanofi ADR (France)	44,200,728	2,000,082,942

		7,703,395,794

		12,147,698,247
INDUSTRIALS: 4.1%
CAPITAL GOODS: 0.7%
Johnson Controls International PLC (Ireland)	11,329,351	477,192,264
TRANSPORTATION: 3.4%
FedEx Corp.	6,897,099	1,345,968,870
Union Pacific Corp.	8,070,000	854,774,400

		2,200,743,270

		2,677,935,534
INFORMATION TECHNOLOGY: 18.6%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.8%
Maxim Integrated Products, Inc.	12,095,740	543,824,471
SOFTWARE & SERVICES: 7.4%
Alphabet, Inc., Class A(a)	203,100	172,188,180
Alphabet, Inc., Class C(a)	1,890,253	1,568,078,279
Dell Technologies, Inc., Class V(a)	5,408,762	346,593,469
Microsoft Corp.	25,147,300	1,656,201,178
Synopsys, Inc.(a)	7,265,469	524,058,279
VMware, Inc.(a)	5,955,511	548,740,783

		4,815,860,168
TECHNOLOGY, HARDWARE & EQUIPMENT: 10.4%
Cisco Systems, Inc.	38,752,711	1,309,841,632
Corning, Inc.	17,653,303	476,639,181
Hewlett Packard Enterprise Co.(b)	95,702,495	2,268,149,131
HP Inc.	71,435,195	1,277,261,287
Juniper Networks, Inc.	11,497,165	319,966,102
NetApp, Inc.(b)	9,044,012	378,491,902
TE Connectivity, Ltd. (Switzerland)	9,976,475	743,746,211

		6,774,095,446

		12,133,780,085
MATERIALS: 1.1%
Celanese Corp., Series A(b)	7,779,698	699,005,865
TELECOMMUNICATION SERVICES: 1.9%
Sprint Corp.(a)	106,416,127	923,691,982
Zayo Group Holdings, Inc.(a)	9,750,000	320,775,000

		1,244,466,982
TOTAL COMMON STOCKS (Cost $40,929,240,572)		63,372,944,400

1 / Dodge & Cox Stock Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	March 31, 2017

SHORT-TERM INVESTMENTS: 2.6%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
State Street Institutional Treasury Plus Money Market Fund	$65,401,648	$65,401,648
REPURCHASE AGREEMENT: 2.5%
Fixed Income Clearing Corporation(c) 0.45%, dated 3/31/17, due 4/3/17, maturity value $1,627,228,019	1,627,167,000	1,627,167,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,692,568,648)		1,692,568,648

TOTAL INVESTMENTS (Cost $42,621,809,220)	99.8%	65,065,513,048
OTHER ASSETS LESS LIABILITIES	0.2%	145,654,275

NET ASSETS	100.0%	$65,211,167,323

(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by U.S. Treasury Notes 1.25%-2.125%, 9/30/22-7/31/23. Total collateral value is $1,659,724,809.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed—the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index – Long Position	12,681	Jun 2017	$1,495,850,760	$(4,593,673)

See accompanying Notes to Portfolio of Investments	Dodge & Cox Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2017:

Security Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks(b)	$63,372,944,400	$—	$—
Short-term Investments
Money Market Fund	65,401,648	—	—
Repurchase Agreement	—	1,627,167,000	—

Total Securities	$63,438,346,048	$1,627,167,000	$—

Other Financial Instruments
Futures Contracts
Depreciation	$(4,593,673)	$—	$—

(a)	There were no transfers between Level 1, Level 2 and Level 3 during the period.
(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2017, the cost of investments for federal income tax purposes was $42,670,863,561. Net unrealized appreciation aggregated $22,394,649,487 of which $23,605,762,920 represented appreciated securities and $1,211,113,433 represented depreciated securities.

Dodge & Cox Stock Fund / 3

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the three-month period ended March 31, 2017. Purchase and sale transactions and dividend income earned during the period on these securities were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income (a)		Value at End of Period
Alnylam Pharmaceuticals, Inc.	5,430,735	70,000	—	5,500,735	$—	(b)	$281,912,669
Capital One Financial Corp.	27,167,711	—	(80,000)	27,087,711	10,867,084		2,347,421,035
Celanese Corp., Series A	7,779,698	—	—	7,779,698	2,800,691		699,005,865
Hewlett Packard Enterprise Co.	93,402,495	2,300,000	—	95,702,495	6,188,162		2,268,149,131
NetApp, Inc.	14,368,331	—	(5,324,319)	9,044,012	2,729,983		—	(c)

					$22,585,920		$5,596,488,700

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at period end

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

4 / Dodge & Cox Stock Fund

GLOBAL STOCK FUND
Portfolio of Investments (unaudited)	March 31, 2017

COMMON STOCKS: 93.3%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 20.1%
AUTOMOBILES & COMPONENTS: 2.7%
Bayerische Motoren Werke AG (Germany)	620,200	$56,575,916
Honda Motor Co., Ltd. (Japan)	2,722,500	81,946,443
Mahindra & Mahindra, Ltd. (India)	1,783,705	35,490,057
Yamaha Motor Co., Ltd. (Japan)	1,448,400	34,879,731

		208,892,147
CONSUMER DURABLES & APPAREL: 0.4%
Coach, Inc. (United States)	779,700	32,225,001
MEDIA: 13.0%
Altice NV, Series A(a) (Netherlands)	3,459,444	78,257,777
Charter Communications, Inc., Class A(a) (United States)	481,297	157,538,134
Comcast Corp., Class A (United States)	2,040,800	76,713,672
DISH Network Corp., Class A(a) (United States)	1,055,400	67,007,346
Grupo Televisa SAB ADR (Mexico)	4,414,800	114,519,912
Liberty Global PLC LiLAC, Series A(a) (United Kingdom)	767,200	17,062,528
Liberty Global PLC LiLAC, Series C(a) (United Kingdom)	788,562	18,168,468
Liberty Global PLC, Series C(a) (United Kingdom)	3,045,600	106,717,824
Naspers, Ltd. (South Africa)	1,188,600	205,095,239
Television Broadcasts, Ltd. (Hong Kong)	2,509,500	10,139,394
Time Warner, Inc. (United States)	749,766	73,259,636
Twenty-First Century Fox, Inc., Class A (United States)	2,600,400	84,226,956

		1,008,706,886
RETAILING: 4.0%
JD.com, Inc. ADR(a) (Cayman Islands/China)	4,326,800	134,606,748
Liberty Interactive Corp. QVC Group, Series A(a) (United States)	571,100	11,433,422
Target Corp. (United States)	615,600	33,974,964
The Priceline Group, Inc.(a) (United States)	73,700	131,183,789

		311,198,923

		1,561,022,957
CONSUMER STAPLES: 1.4%
FOOD & STAPLES RETAILING: 1.2%
Magnit PJSC (Russia)	259,500	42,795,424
Wal-Mart Stores, Inc. (United States)	717,400	51,710,192

		94,505,616
FOOD, BEVERAGE & TOBACCO: 0.2%
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	2,609,385	14,222,762

		108,728,378
ENERGY: 5.6%
Anadarko Petroleum Corp. (United States)	1,713,100	106,212,200
Apache Corp. (United States)	1,271,732	65,354,307
National Oilwell Varco, Inc. (United States)	1,573,700	63,089,633
Saipem SPA(a) (Italy)	58,742,301	26,664,500
Schlumberger, Ltd. (Curacao/United States)	884,600	69,087,260
Suncor Energy, Inc. (Canada)	2,437,500	74,953,125
Weatherford International PLC(a) (Ireland)	4,409,375	29,322,344

		434,683,369
FINANCIALS: 23.5%
BANKS: 12.8%
Banco Santander SA (Spain)	6,907,028	42,331,551
Bank of America Corp. (United States)	7,868,100	185,608,479
Barclays PLC (United Kingdom)	56,649,000	159,765,982

	SHARES	VALUE
BNP Paribas SA (France)	1,289,700	$85,894,422
ICICI Bank, Ltd. (India)	38,801,215	165,129,988
Kasikornbank PCL- Foreign (Thailand)	6,693,800	36,817,118
Standard Chartered PLC(a) (United Kingdom)	12,823,277	122,585,790
UniCredit SPA (Italy)	4,424,131	68,199,117
Wells Fargo & Co. (United States)	2,371,873	132,018,451

		998,350,898
DIVERSIFIED FINANCIALS: 8.6%
American Express Co. (United States)	1,212,400	95,912,964
Bank of New York Mellon Corp. (United States)	1,351,700	63,840,791
Capital One Financial Corp. (United States)	1,479,100	128,178,806
Charles Schwab Corp. (United States)	3,692,600	150,695,006
Credit Suisse Group AG (Switzerland)	4,463,533	66,397,086
Goldman Sachs Group, Inc. (United States)	704,700	161,883,684

		666,908,337
INSURANCE: 2.1%
AEGON NV (Netherlands)	10,916,608	55,562,280
Aviva PLC (United Kingdom)	15,812,720	105,398,586

		160,960,866

		1,826,220,101
HEALTH CARE: 18.0%
HEALTH CARE EQUIPMENT & SERVICES: 6.0%
Anthem, Inc. (United States)	228,488	37,787,345
Cigna Corp. (United States)	829,800	121,557,402
Express Scripts Holding Co.(a) (United States)	1,789,500	117,945,945
Medtronic PLC (Ireland)	952,100	76,701,176
UnitedHealth Group, Inc. (United States)	673,100	110,395,131

		464,386,999
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 12.0%
Alnylam Pharmaceuticals, Inc.(a) (United States)	817,700	41,907,125
AstraZeneca PLC (United Kingdom)	2,067,100	127,227,391
Bayer AG (Germany)	687,020	79,191,228
Bristol-Myers Squibb Co. (United States)	1,685,000	91,630,300
Merck & Co., Inc. (United States)	507,900	32,271,966
Novartis AG (Switzerland)	2,361,500	175,288,299
Novartis AG ADR (Switzerland)	571,000	42,408,170
Roche Holding AG (Switzerland)	485,400	123,960,785
Sanofi (France)	2,453,662	221,498,447

		935,383,711

		1,399,770,710
INDUSTRIALS: 4.0%
CAPITAL GOODS: 2.2%
Johnson Controls International PLC (Ireland)	1,186,440	49,972,853
Schneider Electric SA (France)	1,656,078	121,248,874

		171,221,727
TRANSPORTATION: 1.8%
FedEx Corp. (United States)	382,400	74,625,360
Union Pacific Corp. (United States)	621,500	65,829,280

		140,454,640

		311,676,367
INFORMATION TECHNOLOGY: 13.3%
SOFTWARE & SERVICES: 6.3%
Alphabet, Inc., Class C(a) (United States)	246,099	204,153,887
Baidu, Inc. ADR(a) (Cayman Islands/China)	509,200	87,847,184
Dell Technologies, Inc., Class V(a) (United States)	1,306,216	83,702,321

1 / Dodge & Cox Global Stock Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	March 31, 2017

COMMON STOCKS (continued)

	SHARES	VALUE
Microsoft Corp. (United States)	1,438,200	$94,719,852
VMware, Inc.(a) (United States)	176,996	16,308,411

		486,731,655
TECHNOLOGY, HARDWARE & EQUIPMENT: 7.0%
Cisco Systems, Inc. (United States)	3,379,600	114,230,480
Hewlett Packard Enterprise Co. (United States)	8,616,700	204,215,790
HP Inc. (United States)	4,293,100	76,760,628
Juniper Networks, Inc. (United States)	713,268	19,850,249
Samsung Electronics Co., Ltd. (South Korea)	35,417	65,241,009
TE Connectivity, Ltd. (Switzerland)	810,115	60,394,073

		540,692,229

		1,027,423,884
MATERIALS: 2.8%
Celanese Corp., Series A (United States)	653,000	58,672,050
LafargeHolcim, Ltd. (Switzerland)	1,199,020	70,865,057
Linde AG (Germany)	500,910	83,415,264

		212,952,371
REAL ESTATE: 1.0%
Hang Lung Group, Ltd. (Hong Kong)	18,324,100	78,163,021
Hang Lung Properties, Ltd. (Hong Kong)	172,500	448,369

		78,611,390
TELECOMMUNICATION SERVICES: 3.6%
Millicom International Cellular SA SDR (Luxembourg)	1,127,200	62,859,484
MTN Group, Ltd. (South Africa)	9,594,400	87,246,198
Sprint Corp.(a) (United States)	10,181,000	88,371,080
Zayo Group Holdings, Inc.(a) (United States)	1,178,900	38,785,810

		277,262,572

TOTAL COMMON STOCKS (Cost $5,722,314,362)		7,238,352,099

PREFERRED STOCKS: 4.3%
ENERGY: 0.9%
Petroleo Brasileiro SA ADR(a) (Brazil)	7,473,103	68,902,010
FINANCIALS: 1.9%
BANKS: 1.9%
Itau Unibanco Holding SA (Brazil)	12,568,729	152,160,873
INFORMATION TECHNOLOGY: 1.5%
TECHNOLOGY, HARDWARE & EQUIPMENT: 1.5%
Samsung Electronics Co., Ltd. (South Korea)	80,014	114,694,127

TOTAL PREFERRED STOCKS (Cost $185,407,308) 335,757,010

SHORT-TERM INVESTMENTS: 2.5%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
State Street Institutional Treasury Plus Money Market Fund	$7,824,214	$7,824,214
REPURCHASE AGREEMENT: 2.4%
Fixed Income Clearing Corporation(b) 0.45%, dated 3/31/17, due 4/3/17, maturity value $187,568,034	187,561,000	187,561,000

TOTAL SHORT-TERM INVESTMENTS (Cost $195,385,214)		195,385,214

TOTAL INVESTMENTS (Cost $6,103,106,884)	100.1%	7,769,494,323
OTHER ASSETS LESS LIABILITIES	(0.1%)	(11,241,499)

NET ASSETS	100.0%	$7,758,252,824

(a)	Non-income producing
(b)	Repurchase agreement is collateralized by U.S. Treasury Notes 2.25%-2.50%, 8/15/23 - 1/31/24. Total collateral value is $191,315,168.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed—the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

SDR: Swedish Depository Receipt

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index – Long Position	1,165	Jun 2017	$137,423,400	$(467,199)

CURRENCY FORWARD CONTRACTS

		Contract Amount
Counterparty	Settle Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation / (Depreciation)
Contracts to sell CHF:
Goldman Sachs	4/12/17	29,641,486	30,000,000	$(322,505)
UBS	4/12/17	29,644,708	30,000,000	(319,283)
Bank of America	4/26/17	14,967,969	15,000,000	(26,242)
Credit Suisse	5/17/17	20,105,352	20,000,000	88,847
Contracts to sell CNH:
Credit Suisse	4/26/17	40,049,516	275,000,000	104,599
Bank of America	6/14/17	45,169,031	320,000,000	(1,144,418)
Bank of America	8/2/17	19,632,876	136,664,450	(77,909)
Bank of America	8/2/17	3,554,252	24,754,656	(16,052)
Credit Suisse	8/2/17	7,805,207	54,351,560	(33,787)
Credit Suisse	8/2/17	8,258,233	57,558,234	(43,252)
Bank of America	8/9/17	7,113,544	49,581,400	(34,025)
Credit Suisse	8/9/17	7,109,973	49,581,400	(37,596)
Credit Suisse	8/9/17	7,108,444	49,581,400	(39,125)
Goldman Sachs	8/9/17	7,115,586	49,581,400	(31,983)
Goldman Sachs	8/9/17	7,598,787	52,886,800	(25,282)
Goldman Sachs	8/9/17	3,796,612	26,443,400	(15,423)
Bank of America	8/16/17	2,214,480	15,399,496	(4,418)
Credit Suisse	8/16/17	5,687,444	39,520,912	(7,085)
Credit Suisse	8/16/17	2,843,722	19,760,456	(3,543)
JPMorgan	8/16/17	7,773,511	54,088,800	(20,091)
JPMorgan	8/16/17	11,368,630	79,041,824	(20,429)
JPMorgan	8/16/17	5,679,516	39,520,912	(15,013)
Citibank	1/10/18	3,413,621	24,139,420	(28,438)
HSBC	1/10/18	6,824,925	48,278,840	(59,193)
HSBC	1/10/18	3,413,862	24,139,420	(28,197)
JPMorgan	1/10/18	3,413,380	24,139,420	(28,680)
JPMorgan	1/10/18	3,414,828	24,139,420	(27,231)
JPMorgan	1/10/18	3,413,862	24,139,420	(28,197)
JPMorgan	1/10/18	3,414,345	24,139,420	(27,714)
JPMorgan	1/10/18	3,414,104	24,139,420	(27,956)
JPMorgan	1/10/18	3,414,828	24,139,420	(27,231)
Citibank	1/24/18	6,771,705	47,896,266	(50,541)
Citibank	1/24/18	6,775,536	47,896,267	(46,709)
Citibank	1/24/18	7,252,384	51,336,000	(59,810)
JPMorgan	1/24/18	6,769,790	47,896,267	(52,456)
JPMorgan	1/24/18	19,020,716	134,600,100	(151,445)
JPMorgan	1/24/18	3,626,192	25,668,000	(29,905)
JPMorgan	1/24/18	3,626,192	25,668,000	(29,905)
Citibank	1/31/18	5,989,021	42,411,810	(48,794)
JPMorgan	1/31/18	30,644,004	216,576,500	(188,182)
JPMorgan	1/31/18	11,638,937	82,312,890	(79,261)
JPMorgan	1/31/18	7,722,920	54,635,800	(55,122)
Citibank	2/7/18	2,510,193	17,749,575	(15,313)
Citibank	2/7/18	6,023,611	42,598,975	(37,602)
Citibank	2/7/18	6,024,463	42,598,975	(36,751)
Citibank	2/7/18	2,509,838	17,749,575	(15,668)
Citibank	2/7/18	2,517,670	17,749,575	(7,836)
Citibank	2/7/18	6,038,981	42,598,975	(22,232)
Citibank	2/7/18	6,042,408	42,598,975	(18,805)
Citibank	2/7/18	2,516,243	17,749,575	(9,263)
Contracts to sell EUR:
Bank of America	5/17/17	8,538,920	8,000,000	(12,161)
Goldman Sachs	5/17/17	12,379,590	11,625,000	(46,200)
Goldman Sachs	5/17/17	12,373,778	11,625,000	(52,012)
Barclays	6/7/17	11,691,907	11,000,000	(77,466)
JPMorgan	6/7/17	20,249,121	19,000,000	(79,796)

				$(3,550,087)

See accompanying Notes to Portfolio of Investments	Dodge & Cox Global Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its NAV. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

3 / Dodge & Cox Global Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2017:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks
Consumer Discretionary	$1,561,022,957	$—	$—
Consumer Staples	108,728,378	—	—
Energy	434,683,369	—	—
Financials	1,826,220,101	—	—
Health Care	1,399,770,710	—	—
Industrials	311,676,367	—	—
Information Technology	1,027,423,884	—	—
Materials	212,952,371	—	—
Real Estate	78,611,390	—	—
Telecommunication Services	277,262,572	—	—
Preferred Stocks
Energy	68,902,010	—	—
Financials	152,160,873	—	—
Information Technology	114,694,127	—	—
Short-term Investments
Money Market Fund	7,824,214	—	—
Repurchase Agreement	—	187,561,000	—

Total Securities	$7,581,933,323	$187,561,000	$—

Other Financial Instruments
Futures Contracts
Depreciation	$(467,199)	$—	$—
Currency Forward Contracts
Appreciation	—	193,446	—
Depreciation	—	(3,743,533)	—

(a)

Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation or when significant observable inputs are used to fair value a specific security. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. There were no Level 3 securities at March 31, 2017 and December 31, 2016, and there were no transfers to Level 3 during the period.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2017, the cost of investments for federal income tax purposes was $6,118,878,490. Net unrealized appreciation aggregated $1,650,615,833 of which $1,918,097,928 represented appreciated securities and $267,482,095 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Global Stock Fund / 4

INTERNATIONAL STOCK FUND
Portfolio of Investments (unaudited)	March 31, 2017

COMMON STOCKS: 93.0%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 17.5%
AUTOMOBILES & COMPONENTS: 5.2%
Bayerische Motoren Werke AG (Germany)	9,347,500	$852,698,123
Honda Motor Co., Ltd. (Japan)	36,132,600	1,087,580,550
Honda Motor Co., Ltd. ADR (Japan)	5,241,155	158,597,350
Mahindra & Mahindra, Ltd. (India)	7,171,971	142,699,415
NGK Spark Plug Co., Ltd. (Japan)	5,104,300	116,638,276
Yamaha Motor Co., Ltd.(b) (Japan)	29,144,800	701,852,230

		3,060,065,944
CONSUMER DURABLES & APPAREL: 1.0%
Panasonic Corp. (Japan)	52,932,034	598,118,196
MEDIA: 9.4%
Altice NV, Series A(a) (Netherlands)	28,904,274	653,857,740
Grupo Televisa SAB ADR (Mexico)	31,711,817	822,604,533
Liberty Global PLC LiLAC, Series A(a)(b) (United Kingdom)	3,917,037	87,114,903
Liberty Global PLC LiLAC, Series C(a) (United Kingdom)	5,535,198	127,530,962
Liberty Global PLC, Series A(a) (United Kingdom)	15,970,087	572,847,021
Liberty Global PLC, Series C(a) (United Kingdom)	24,370,147	853,929,951
Naspers, Ltd. (South Africa)	12,894,495	2,224,970,161
Television Broadcasts, Ltd.(b) (Hong Kong)	40,022,900	161,708,687

		5,504,563,958
RETAILING: 1.9%
JD.com, Inc. ADR(a) (Cayman Islands/China)	34,563,336	1,075,265,383
		10,238,013,481
CONSUMER STAPLES: 1.0%
FOOD & STAPLES RETAILING: 0.8%
Magnit PJSC (Russia)	2,986,485	492,515,966
FOOD, BEVERAGE & TOBACCO: 0.2%
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	16,638,616	90,690,747
		583,206,713
ENERGY: 5.7%
Saipem SPA(a)(b) (Italy)	569,806,272	258,648,353
Schlumberger, Ltd. (Curacao/United States)	17,061,524	1,332,505,024
Statoil ASA (Norway)	32,397,750	553,533,568
Suncor Energy, Inc. (Canada)	30,594,600	940,783,950
Weatherford International PLC(a) (Ireland)	34,997,592	232,733,987

		3,318,204,882
FINANCIALS: 24.5%
BANKS: 18.7%
Banco Santander SA (Spain)	153,286,386	939,456,218
Barclays PLC (United Kingdom)	477,047,798	1,345,407,861
BNP Paribas SA (France)	23,836,558	1,587,522,193
ICICI Bank, Ltd.(b) (India)	364,368,485	1,550,677,305
Kasikornbank PCL- Foreign(b) (Thailand)	121,806,527	669,958,053
Lloyds Banking Group PLC (United Kingdom)	961,015,500	798,530,448
Mitsubishi UFJ Financial Group, Inc. (Japan)	84,307,900	529,868,298
Societe Generale SA (France)	20,103,542	1,019,778,919
Standard Chartered PLC(a) (United Kingdom)	147,228,813	1,407,453,058
UniCredit SPA (Italy)	70,553,703	1,087,603,475

		10,936,255,828

	SHARES	VALUE
DIVERSIFIED FINANCIALS: 3.3%
Credit Suisse Group AG (Switzerland)	53,975,631	$802,912,097
Haci Omer Sabanci Holding AS (Turkey)	47,323,154	130,207,195
UBS Group AG (Switzerland)	61,957,327	991,539,911

		1,924,659,203
INSURANCE: 2.5%
AEGON NV(b) (Netherlands)	134,654,439	685,350,949
Aviva PLC (United Kingdom)	118,509,527	789,917,012

		1,475,267,961

		14,336,182,992
HEALTH CARE: 13.4%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 13.4%
AstraZeneca PLC (United Kingdom)	17,433,800	1,073,028,342
Bayer AG (Germany)	11,002,550	1,268,238,839
Novartis AG (Switzerland)	12,524,070	929,630,714
Novartis AG ADR (Switzerland)	13,228,500	982,480,695
Roche Holding AG (Switzerland)	5,233,300	1,336,472,959
Sanofi (France)	25,082,822	2,264,291,541

		7,854,143,090
INDUSTRIALS: 8.1%
CAPITAL GOODS: 7.8%
Johnson Controls International PLC (Ireland)	11,713,701	493,381,086
Koninklijke Philips NV (Netherlands)	18,024,296	579,349,144
Mitsubishi Electric Corp. (Japan)	77,718,800	1,114,856,046
Nidec Corp. (Japan)	5,374,300	511,458,803
Schneider Electric SA (France)	19,706,046	1,442,767,723
Smiths Group PLC (United Kingdom)	19,555,000	396,662,586

		4,538,475,388
TRANSPORTATION: 0.3%
DP World, Ltd. (United Arab Emirates)	8,256,304	177,386,989
		4,715,862,377
INFORMATION TECHNOLOGY: 11.8%
SOFTWARE & SERVICES: 2.4%
Baidu, Inc. ADR(a) (Cayman Islands/China)	4,920,687	848,916,921
Nintendo Co., Ltd. (Japan)	2,536,400	588,591,521

		1,437,508,442
TECHNOLOGY, HARDWARE & EQUIPMENT: 9.4%
Brother Industries, Ltd. (Japan)	10,695,100	223,354,958
Hewlett Packard Enterprise Co. (United States)	54,581,184	1,293,574,061
Kyocera Corp. (Japan)	16,344,500	910,523,570
Samsung Electronics Co., Ltd. (South Korea)	836,692	1,541,255,048
TE Connectivity, Ltd. (Switzerland)	10,246,962	763,911,017
Telefonaktiebolaget LM Ericsson (Sweden)	115,264,300	769,230,484

		5,501,849,138

		6,939,357,580
MATERIALS: 5.7%
Agrium, Inc. (Canada)	4,187,526	400,118,109
Akzo Nobel NV (Netherlands)	6,463,317	535,953,426
Cemex SAB de CV ADR (Mexico)	62,354,816	565,558,181
LafargeHolcim, Ltd. (Switzerland)	15,695,583	927,647,895
Linde AG (Germany)	5,542,941	923,051,826

		3,352,329,437
REAL ESTATE: 0.9%
Hang Lung Group, Ltd.(b) (Hong Kong)	119,519,500	509,820,682
Hang Lung Properties, Ltd. (Hong Kong)	1,559,200	4,052,736

		513,873,418

1 / Dodge & Cox International Stock Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	March 31, 2017

COMMON STOCKS (continued)

	SHARES	VALUE
TELECOMMUNICATION SERVICES: 3.4%
America Movil SAB de CV, Series L (Mexico)	564,100,600	$400,427,137
Bharti Airtel, Ltd. (India)	49,441,504	265,157,523
Millicom International Cellular SA SDR(b) (Luxembourg)	9,589,389	534,762,287
MTN Group, Ltd. (South Africa)	88,829,080	807,762,807

		2,008,109,754
UTILITIES: 1.0%
Engie (France)	43,191,900	611,904,026
TOTAL COMMON STOCKS (Cost $52,870,591,260)		54,471,187,750

PREFERRED STOCKS: 5.8%
ENERGY: 1.8%
Petroleo Brasileiro SA ADR(a) (Brazil)	112,667,700	1,038,796,194
FINANCIALS: 2.6%
BANKS: 2.6%
Itau Unibanco Holding SA (Brazil)	127,469,101	1,543,179,879
INFORMATION TECHNOLOGY: 1.4%
TECHNOLOGY, HARDWARE & EQUIPMENT: 1.4%
Samsung Electronics Co., Ltd. (South Korea)	586,116	840,153,758

TOTAL PREFERRED STOCKS (Cost $3,098,199,498)		3,422,129,831

SHORT-TERM INVESTMENTS: 1.0%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
State Street Institutional Treasury Plus Money Market Fund	$58,834,819	$58,834,819
REPURCHASE AGREEMENT: 0.9%
Fixed Income Clearing Corporation(c) 0.45%, dated 3/31/17, due 4/3/17, maturity value $526,806,754	526,787,000	526,787,000

TOTAL SHORT-TERM INVESTMENTS (Cost $585,621,819)		585,621,819

TOTAL INVESTMENTS (Cost $56,554,412,577)	99.8%	58,478,939,400
OTHER ASSETS LESS LIABILITIES	0.2%	129,107,788

NET ASSETS	100.0%	$58,608,047,188

(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by U.S. Treasury Notes 1.25%-1.75%, 1/31/23 - 7/31/23. Total collateral value is $537,324,941.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed—the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

SDR: Swedish Depository Receipt

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Euro Stoxx 50 Index – Long Position	3	Jun 2017	$109,646	$2,438
Yen Denominated Nikkei Index – Long Position	4	Jun 2017	340,609	(3,628)

				$(1,190)

CURRENCY FORWARD CONTRACTS
		Contract Amount
Counterparty	Settle Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation / (Depreciation)

Contracts to sell CHF:
Citibank	4/12/17	98,935	100,000	$(945)
Goldman Sachs	4/12/17	439,583,241	444,900,000	(4,782,747)
UBS	4/12/17	459,492,977	465,000,000	(4,948,885)
Bank of America	4/26/17	299,359,371	300,000,000	(524,848)
Credit Suisse	5/17/17	140,737,464	140,000,000	621,933
Citibank	6/14/17	139,553,429	140,000,000	(797,788)
Contracts to sell CNH:
Bank of America	8/2/17	245,153,125	1,706,510,900	(972,833)
Bank of America	8/2/17	44,381,477	309,108,109	(200,441)
Credit Suisse	8/2/17	97,462,589	678,680,736	(421,900)
Credit Suisse	8/2/17	103,119,466	718,722,055	(540,085)
Bank of America	8/9/17	88,825,943	619,116,825	(424,868)
Credit Suisse	8/9/17	88,762,269	619,116,825	(488,543)
Credit Suisse	8/9/17	88,781,362	619,116,825	(469,450)
Goldman Sachs	8/9/17	88,851,439	619,116,825	(399,373)
Goldman Sachs	8/9/17	47,376,607	329,978,067	(192,461)
Goldman Sachs	8/9/17	94,822,646	659,956,133	(315,490)
Bank of America	8/16/17	34,991,969	243,334,152	(69,810)
Credit Suisse	8/16/17	89,869,786	624,487,166	(111,958)
Credit Suisse	8/16/17	44,934,893	312,243,583	(55,979)
JPMorgan	8/16/17	93,960,844	653,788,100	(242,843)
JPMorgan	8/16/17	179,640,687	1,248,974,333	(322,799)
JPMorgan	8/16/17	89,744,509	624,487,166	(237,234)
Citibank	1/10/18	43,446,075	307,228,920	(361,941)
HSBC	1/10/18	43,449,147	307,228,920	(358,869)
HSBC	1/10/18	86,862,670	614,457,840	(753,363)
JPMorgan	1/10/18	43,443,003	307,228,920	(365,013)
JPMorgan	1/10/18	43,452,220	307,228,920	(355,797)
JPMorgan	1/10/18	43,461,440	307,228,920	(346,576)
JPMorgan	1/10/18	43,455,293	307,228,920	(352,724)
JPMorgan	1/10/18	43,461,440	307,228,920	(346,576)
JPMorgan	1/10/18	43,449,147	307,228,920	(358,869)
Citibank	1/24/18	88,991,029	629,923,000	(733,909)
Citibank	1/24/18	85,127,439	601,765,867	(586,855)
Citibank	1/24/18	85,079,297	601,765,866	(634,997)
JPMorgan	1/24/18	44,495,515	314,961,500	(366,955)
JPMorgan	1/24/18	44,495,515	314,961,500	(366,955)
JPMorgan	1/24/18	85,055,246	601,765,867	(659,048)
Citibank	1/31/18	102,920,012	728,837,636	(838,511)
JPMorgan	1/31/18	376,020,262	2,657,523,200	(2,309,108)
JPMorgan	1/31/18	145,333,865	1,027,830,164	(989,725)
JPMorgan	1/31/18	98,291,639	695,364,200	(701,551)
Citibank	2/7/18	32,024,897	225,903,625	(117,895)
Citibank	2/7/18	31,947,903	225,903,625	(194,889)
Citibank	2/7/18	76,903,358	542,168,675	(239,341)
Citibank	2/7/18	76,674,965	542,168,675	(467,734)
Citibank	2/7/18	76,664,123	542,168,675	(478,576)
Citibank	2/7/18	31,943,386	225,903,625	(199,407)
Citibank	2/7/18	32,043,067	225,903,625	(99,725)
Citibank	2/7/18	76,859,750	542,168,675	(282,949)
Contracts to sell EUR:
Bank of America	5/17/17	240,157,125	225,000,000	(342,038)
Goldman Sachs	5/17/17	173,048,038	162,500,000	(645,803)
Goldman Sachs	5/17/17	172,966,788	162,500,000	(727,053)
Barclays	6/7/17	318,870,180	300,000,000	(2,112,711)
JPMorgan	6/7/17	639,445,920	600,000,000	(2,519,861)

				$(36,114,671)

See accompanying Notes to Portfolio of Investments	Dodge & Cox International Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Currency forward contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

As trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its NAV. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in U.S. markets and financial instruments trading in U.S. markets that represent foreign securities or baskets of securities.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

3 / Dodge & Cox International Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2017:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks
Consumer Discretionary	$10,238,013,481	$—	$—
Consumer Staples	583,206,713	—	—
Energy	3,318,204,882	—	—
Financials	14,336,182,992	—	—
Health Care	7,854,143,090	—	—
Industrials	4,538,475,388	177,386,989	—
Information Technology	6,939,357,580	—	—
Materials	3,352,329,437	—	—
Real Estate	513,873,418	—	—
Telecommunication Services	2,008,109,754	—	—
Utilities	611,904,026	—	—
Preferred Stocks
Energy	1,038,796,194	—	—
Financials	1,543,179,879	—	—
Information Technology	840,153,758	—	—
Short-term Investments
Money Market Fund	58,834,819	—	—
Repurchase Agreement	—	526,787,000	—

Total Securities	$57,774,765,411	$704,173,989	$—

Other Financial Instruments
Futures Contracts
Appreciation	$2,438	$—	$—
Depreciation	(3,628)	—	—
Currency Forward Contracts
Appreciation	—	621,933	—
Depreciation	—	(36,736,604)	—

(a)

Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation or when significant observable inputs are used to fair value a specific security. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. There were no Level 3 securities at March 31, 2017 and December 31, 2016, and there were no transfers to Level 3 during the period.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2017, the cost of investments for federal income tax purposes was $56,683,745,166. Net unrealized appreciation aggregated $1,795,194,234 of which $8,924,760,173 represented appreciated securities and $7,129,565,939 represented depreciated securities.

Dodge & Cox International Stock Fund / 4

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all of part of the three-month period ended March 31, 2017. Purchase and sale transactions and dividend income earned during the period on these securities were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income (a)		Value at End of Period
AEGON NV (Netherlands)	134,654,439	—	—	134,654,439	$—		$685,350,949
Hang Lung Group, Ltd. (Hong Kong)	121,585,500	—	(2,066,000)	119,519,500	—		509,820,682
ICICI Bank, Ltd. (India)	364,368,485	—	—	364,368,485	—		1,550,677,305
Kasikornbank PCL- Foreign (Thailand)	119,975,027	1,831,500	—	121,806,527	—		669,958,053
Liberty Global PLC LiLAC, Series A (United Kingdom)	3,896,557	20,480	—	3,917,037	—	(b)	87,114,903
Millicom International Cellular SA SDR (Luxembourg)	9,603,136	—	(13,747)	9,589,389	—		534,762,287
Saipem SPA (Italy)	569,806,272	—	—	569,806,272	—	(b)	258,648,353
Television Broadcasts, Ltd. (Hong Kong)	40,022,900	—	—	40,022,900	—		161,708,687
Yamaha Motor Co., Ltd. (Japan)	30,076,100	—	(931,300)	29,144,800	—		701,852,230

					$—		$5,159,893,449

(a)	Net of foreign taxes, if any
(b)	Non-income producing

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

5 / Dodge & Cox International Stock Fund

BALANCED FUND
Portfolio of Investments (unaudited)	March 31, 2017

COMMON STOCKS: 66.2%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 10.6%
AUTOMOBILES & COMPONENTS: 0.3%
Harley-Davidson, Inc.	893,400	$54,050,700
CONSUMER DURABLES & APPAREL: 0.4%
Coach, Inc.	1,520,036	62,823,088
MEDIA: 8.4%
Charter Communications, Inc., Class A(a)	1,014,307	332,002,967
Comcast Corp., Class A	7,593,548	285,441,469
DISH Network Corp., Class A(a)	1,700,032	107,935,032
News Corp., Class A	947,534	12,317,942
Time Warner, Inc.	3,138,366	306,649,742
Twenty-First Century Fox, Inc., Class A	6,997,200	226,639,308
Twenty-First Century Fox, Inc., Class B	1,565,000	49,735,700

		1,320,722,160
RETAILING: 1.5%
Liberty Interactive Corp. QVC Group, Series A(a)	2,264,850	45,342,297
Target Corp.	838,400	46,271,296
The Priceline Group, Inc.(a)	78,300	139,371,651

		230,985,244

		1,668,581,192
CONSUMER STAPLES: 1.0%
FOOD & STAPLES RETAILING: 1.0%
Wal-Mart Stores, Inc.	2,205,400	158,965,232
ENERGY: 5.6%
Anadarko Petroleum Corp.	2,216,892	137,447,304
Apache Corp.	2,920,139	150,065,943
Baker Hughes, Inc.	2,631,079	157,391,146
Concho Resources, Inc.(a)	590,900	75,836,106
National Oilwell Varco, Inc.	3,181,000	127,526,290
Schlumberger, Ltd. (Curacao/United States)	2,454,221	191,674,660
Weatherford International PLC(a) (Ireland)	4,970,000	33,050,500

		872,991,949
FINANCIALS: 19.1%
BANKS: 7.5%
Bank of America Corp.	18,274,200	431,088,378
BB&T Corp.	2,104,584	94,074,905
JPMorgan Chase & Co.	2,858,100	251,055,504
Wells Fargo & Co.	7,389,606	411,305,470

		1,187,524,257
DIVERSIFIED FINANCIALS: 9.8%
American Express Co.	2,651,000	209,720,610
Bank of New York Mellon Corp.	4,410,400	208,303,192
Capital One Financial Corp.	4,534,059	392,921,553
Charles Schwab Corp.	9,825,000	400,958,250
Goldman Sachs Group, Inc.	1,420,500	326,317,260

		1,538,220,865
INSURANCE: 1.8%
AEGON NV (Netherlands)	12,485,220	64,049,179
MetLife, Inc.	4,266,000	225,330,120

		289,379,299

		3,015,124,421
HEALTH CARE: 12.6%
HEALTH CARE EQUIPMENT & SERVICES: 4.5%
Anthem, Inc.	234,226	38,736,296
Cigna Corp.	1,432,559	209,855,568
Danaher Corp.	478,100	40,891,893
Express Scripts Holding Co.(a)	2,850,668	187,887,528
Medtronic PLC (Ireland)	1,150,200	92,660,112
UnitedHealth Group, Inc.	891,272	146,177,520

		716,208,917

	SHARES	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 8.1%
Alnylam Pharmaceuticals, Inc.(a)	1,010,000	$51,762,500
AstraZeneca PLC ADR (United Kingdom)	6,230,899	194,030,195
Bristol-Myers Squibb Co.	2,782,800	151,328,664
Merck & Co., Inc.	1,084,775	68,926,604
Novartis AG ADR (Switzerland)	4,174,900	310,069,823
Roche Holding AG ADR (Switzerland)	5,117,600	163,916,728
Sanofi ADR (France)	7,300,165	330,332,466

		1,270,366,980

		1,986,575,897
INDUSTRIALS: 2.8%
CAPITAL GOODS: 0.5%
Johnson Controls International PLC (Ireland)	1,913,214	80,584,574
TRANSPORTATION: 2.3%
FedEx Corp.	1,144,554	223,359,713
Union Pacific Corp.	1,327,000	140,555,840

		363,915,553

		444,500,127
INFORMATION TECHNOLOGY: 12.6%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.5%
Maxim Integrated Products, Inc.	1,773,191	79,722,668
SOFTWARE & SERVICES: 5.0%
Alphabet, Inc., Class A(a)	21,500	18,227,700
Alphabet, Inc., Class C(a)	312,395	259,150,396
Dell Technologies, Inc., Class V(a)	979,864	62,789,685
Microsoft Corp.	4,210,700	277,316,702
Synopsys, Inc.(a)	1,068,700	77,085,331
VMware, Inc.(a)	1,014,400	93,466,816

		788,036,630
TECHNOLOGY, HARDWARE & EQUIPMENT: 7.1%
Cisco Systems, Inc.	6,328,100	213,889,780
Corning, Inc.	2,571,100	69,419,700
Hewlett Packard Enterprise Co.	15,955,012	378,133,784
HP Inc.	12,166,112	217,530,083
Juniper Networks, Inc.	1,849,329	51,466,826
NetApp, Inc.	1,467,559	61,417,344
TE Connectivity, Ltd. (Switzerland)	1,683,036	125,470,334

		1,117,327,851

		1,985,087,149
MATERIALS: 0.6%
Celanese Corp., Series A	1,116,032	100,275,475
TELECOMMUNICATION SERVICES: 1.3%
Sprint Corp.(a)	17,192,971	149,234,988
Zayo Group Holdings, Inc.(a)	1,670,000	54,943,000

		204,177,988

TOTAL COMMON STOCKS (Cost $6,412,200,940)		10,436,279,430

PREFERRED STOCKS: 5.0%

	PAR VALUE	VALUE
CONSUMER DISCRETIONARY: 0.4%
MEDIA: 0.4%
NBCUniversal Enterprise, Inc. 5.25%(c)	53,210,000	55,870,500
FINANCIALS: 4.6%
BANKS: 4.6%
Bank of America Corp. 6.10%	16,008,000	16,960,476
Bank of America Corp. 6.25%	52,470,000	55,224,675
Citigroup, Inc. 5.95%
12/31/49	77,327,000	80,517,512
7/29/49	5,175,000	5,401,406
Citigroup, Inc. 6.25%	50,886,000	54,893,272
JPMorgan Chase & Co. 6.10%	254,565,000	269,011,564
Wells Fargo & Co. 5.875%	227,645,000	245,388,107

		727,397,012

TOTAL PREFERRED STOCKS (Cost $739,130,433)		783,267,512

1 / Dodge & Cox Balanced Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	March 31, 2017

DEBT SECURITIES: 27.0%

	PAR VALUE	VALUE
U.S. TREASURY: 5.0%
U.S. Treasury Note/Bond
1.00%, 3/15/19	$3,185,000	$3,168,454
0.875%, 4/15/19	40,000,000	39,671,880
0.875%, 5/15/19	37,500,000	37,166,025
1.625%, 7/31/19	102,715,000	103,352,963
1.625%, 3/15/20	50,000,000	50,173,850
1.625%, 11/30/20	6,585,000	6,564,936
1.75%, 12/31/20	96,775,000	96,839,259
1.125%, 2/28/21	127,255,000	124,148,196
1.125%, 7/31/21	56,610,000	54,896,245
1.75%, 11/30/21	130,000,000	129,141,740
1.875%, 1/31/22	110,000,000	109,750,740
1.875%, 2/28/22	35,790,000	35,708,900

		790,583,188
GOVERNMENT-RELATED: 1.7%
FEDERAL AGENCY: 0.1%
Small Business Admin. - 504 Program
Series 1997-20F 1, 7.20%, 6/1/17	40,970	41,263
Series 1997-20I 1, 6.90%, 9/1/17	47,734	48,342
Series 1998-20D 1, 6.15%, 4/1/18	151,723	153,781
Series 1998-20I 1, 6.00%, 9/1/18	100,351	101,844
Series 1999-20F 1, 6.80%, 6/1/19	160,922	164,604
Series 2000-20D 1, 7.47%, 4/1/20	744,390	786,044
Series 2000-20E 1, 8.03%, 5/1/20	133,279	141,321
Series 2000-20G 1, 7.39%, 7/1/20	256,485	270,233
Series 2000-20I 1, 7.21%, 9/1/20	145,549	153,208
Series 2001-20E 1, 6.34%, 5/1/21	565,454	598,766
Series 2001-20G 1, 6.625%, 7/1/21	508,534	542,856
Series 2003-20J 1, 4.92%, 10/1/23	2,212,961	2,350,194
Series 2007-20F 1, 5.71%, 6/1/27	2,798,941	3,037,612

		8,390,068
FOREIGN AGENCY: 0.6%
Petroleo Brasileiro SA (Brazil)
4.375%, 5/20/23	20,950,000	19,850,125
Petroleos Mexicanos (Mexico)
4.25%, 1/15/25	22,685,000	21,777,600
6.50%, 3/13/27(c)	18,400,000	19,793,800
6.625%, 6/15/35	9,425,000	9,745,450
6.375%, 1/23/45	20,125,000	19,623,887
5.625%, 1/23/46	16,675,000	14,849,088

		105,639,950
LOCAL AUTHORITY: 1.0%
New Jersey Turnpike Authority RB
7.102%, 1/1/41	12,436,000	17,355,682
State of California GO
7.50%, 4/1/34	13,470,000	19,084,027
7.55%, 4/1/39	22,525,000	33,034,940
7.30%, 10/1/39	13,730,000	19,401,314
7.625%, 3/1/40	5,540,000	8,112,942
State of Illinois GO
5.665%, 3/1/18	28,485,000	29,240,137
5.877%, 3/1/19	10,225,000	10,752,712
5.10%, 6/1/33	22,615,000	20,634,378

		157,616,132

		271,646,150
MORTGAGE-RELATED: 8.7%
FEDERAL AGENCY CMO & REMIC: 1.3%
Dept. of Veterans Affairs
Series 1995-1 1, 7.241%, 2/15/25	298,536	330,649
Series 1995-2C 3A, 8.793%, 6/15/25	138,678	164,567
Series 2002-1 2J, 6.50%, 8/15/31	8,579,594	9,692,915

	PAR VALUE	VALUE
Fannie Mae
Trust 2002-33 A1, 7.00%, 6/25/32	$1,808,737	$2,099,891
Trust 2009-66 ET, 6.00%, 5/25/39	2,946,388	3,171,823
Trust 2009-30 AG, 6.50%, 5/25/39	2,296,175	2,497,227
Trust 2001-T7 A1, 7.50%, 2/25/41	1,390,076	1,626,511
Trust 2001-T5 A3, 7.50%, 6/19/41	580,491	691,464
Trust 2001-T8 A1, 7.50%, 7/25/41	1,449,724	1,689,029
Trust 2001-T4 A1, 7.50%, 7/25/41	1,404,964	1,619,235
Trust 2001-W3 A, 6.474%, 9/25/41	945,189	1,035,250
Trust 2001-T10 A2, 7.50%, 12/25/41	1,117,202	1,310,840
Trust 2013-106 MA, 4.00%, 2/25/42	9,427,581	9,951,773
Trust 2002-W6 2A1, 6.117%, 6/25/42	1,466,255	1,666,408
Trust 2002-W8 A2, 7.00%, 6/25/42	1,910,059	2,240,861
Trust 2003-W2 1A1, 6.50%, 7/25/42	3,103,538	3,594,221
Trust 2003-W2 1A2, 7.00%, 7/25/42	1,163,756	1,355,842
Trust 2003-W4 4A, 6.761%, 10/25/42	1,510,922	1,763,790
Trust 2012-121 NB, 7.00%, 11/25/42	2,395,141	2,763,345
Trust 2013-98 FA, 1.532%, 9/25/43	9,099,856	9,206,279
Trust 2004-T1 1A2, 6.50%, 1/25/44	1,806,103	2,077,383
Trust 2004-W2 5A, 7.50%, 3/25/44	3,284,830	3,876,844
Trust 2004-W8 3A, 7.50%, 6/25/44	524,120	616,271
Trust 2005-W4 1A2, 6.50%, 8/25/45	5,107,275	5,891,447
Trust 2009-11 MP, 7.00%, 3/25/49	4,834,401	5,681,008
Freddie Mac
Series 1078 GZ, 6.50%, 5/15/21	82,604	86,660
Series 16 PK, 7.00%, 8/25/23	1,763,713	1,933,960
Series T-48 1A4, 5.538%, 7/25/33	27,324,719	29,822,319
Series 314 F2, 1.522%, 9/15/43	19,373,086	19,548,197
Series T-51 1A, 6.50%, 9/25/43	182,969	212,245
Series T-59 1A1, 6.50%, 10/25/43	9,947,713	11,666,193
Series 4281 BC, 4.50%, 12/15/43	58,999,818	63,342,098

		203,226,545
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 7.4%
Fannie Mae, 15 Year
3.50%, 11/1/25 - 12/1/29	32,992,396	34,367,669
4.00%, 9/1/26 - 3/1/29	79,196,106	83,362,212
4.50%, 1/1/25 - 1/1/27	13,177,993	13,902,641
6.00%, 7/1/17 - 3/1/22	447,902	462,004
6.50%, 6/1/17 - 11/1/18	75,838	76,113
7.00%, 11/1/18	6,798	6,839
7.50%, 8/1/17	241	241
Fannie Mae, 20 Year
3.50%, 6/1/35 - 3/1/37	68,967,541	71,309,789
4.00%, 11/1/30 - 2/1/37	56,916,093	60,308,360
4.50%, 1/1/31 - 12/1/34	90,189,701	96,929,771
Fannie Mae, 30 Year
4.50%, 1/1/39 - 4/1/46	173,576,549	186,603,820
5.50%, 7/1/33 - 8/1/37	13,689,013	15,324,634
6.00%, 9/1/36 - 8/1/37	18,543,914	21,228,471
6.50%, 12/1/28 - 8/1/39	20,816,717	23,711,860
7.00%, 4/1/37 - 8/1/37	6,539,101	7,507,435
Fannie Mae, 40 Year
4.50%, 6/1/56	38,161,169	40,872,027
Fannie Mae, Hybrid ARM
2.561%, 11/1/43	6,210,805	6,396,556
2.591%, 9/1/34	1,287,737	1,354,150
2.645%, 1/1/46	20,053,395	20,487,698
2.688%, 4/1/44	15,010,243	15,503,034
2.792%, 1/1/35	2,160,123	2,245,822
2.809%, 11/1/44	22,736,610	23,390,877
2.815%, 9/1/36	148,906	153,313
2.816%, 12/1/44	16,257,856	16,736,518
2.83%, 12/1/45	22,647,434	23,244,667
2.888%, 12/1/34	1,757,316	1,843,690
2.941%, 9/1/45	4,541,210	4,668,288
2.996%, 8/1/35	1,312,408	1,378,640
3.20%, 1/1/35	1,297,264	1,357,352
3.296%, 12/1/41	29,951,297	31,295,816
3.326%, 6/1/41	12,054,321	12,712,103
3.545%, 12/1/40	5,131,711	5,349,930

See accompanying Notes to Portfolio of Investments	Dodge & Cox Balanced Fund / 2

Portfolio of Investments (unaudited)	March 31, 2017

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
3.764%, 11/1/40	$2,589,874	$2,697,245
4.121%, 5/1/37	1,272,177	1,327,367
4.307%, 7/1/39	1,999,462	2,121,221
Fannie Mae, Multifamily DUS
Trust 2014-M9 ASQ2, 1.462%, 4/25/17	328,752	328,437
Pool AL8144, 2.404%, 10/1/22	7,951,580	7,996,561
Pool AL9086, 2.483%, 7/1/23	3,131,867	3,128,706
Freddie Mac, Hybrid ARM
2.58%, 8/1/42	9,678,386	9,970,734
2.698%, 4/1/37	2,398,216	2,542,082
2.752%, 10/1/35	2,476,943	2,630,722
2.757%, 10/1/45	12,107,411	12,413,937
2.81%, 10/1/45	13,664,098	14,013,738
2.956%, 6/1/44	4,550,843	4,684,184
2.965%, 5/1/44	17,345,560	17,868,815
3.035%, 9/1/37	1,371,440	1,466,308
3.081%, 1/1/45	30,484,082	31,403,139
3.131%, 6/1/44	6,365,078	6,580,950
3.139%, 10/1/38	1,620,665	1,717,596
3.173%, 5/1/34	2,284,324	2,434,485
3.609%, 10/1/41	1,316,841	1,371,139
3.77%, 2/1/38	5,764,268	6,162,021
4.769%, 7/1/38	311,967	332,820
6.23%, 1/1/38	456,554	490,558
Freddie Mac Gold, 15 Year
4.00%, 3/1/25 - 11/1/26	33,696,744	35,484,668
4.50%, 9/1/24 - 9/1/26	8,998,317	9,570,567
6.00%, 2/1/18	17,978	18,020
6.50%, 8/1/17 - 9/1/18	49,166	49,322
Freddie Mac Gold, 20 Year
4.50%, 4/1/31 - 6/1/31	11,001,817	11,825,327
6.50%, 10/1/26	4,009,567	4,456,121
Freddie Mac Gold, 30 Year
4.50%, 9/1/41 - 12/1/45	120,003,393	128,802,802
5.50%, 12/1/37	754,341	850,075
6.00%, 2/1/39	1,849,492	2,092,712
6.50%, 12/1/32 - 4/1/33	5,997,729	6,867,451
7.00%, 11/1/37 - 9/1/38	5,093,398	5,791,526
7.47%, 3/17/23	81,255	87,629
7.75%, 7/25/21	223,216	235,385
Ginnie Mae, 30 Year
7.50%, 11/15/24 - 10/15/25	708,637	800,031
7.97%, 4/15/20 - 1/15/21	224,355	239,953

		1,164,946,694

		1,368,173,239
ASSET-BACKED: 0.8%
AUTO LOAN: 0.1%
Ford Credit Auto Owner Trust
Series 2015-1 A, 2.12%, 7/15/26(c)	16,450,000	16,486,223
OTHER: 0.5%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(c)	31,729,732	32,126,353
9.75%, 1/6/27(c)	40,290,540	40,592,719

		72,719,072
STUDENT LOAN: 0.2%
SLM Student Loan Trust (Private Loans)
Series 2014-A A2A, 2.59%, 1/15/26(c)	5,250,000	5,285,173
Series 2012-B A2, 3.48%, 10/15/30(c)	4,709,920	4,758,097
Series 2012-E A2A, 2.09%, 6/15/45(c)	12,584,938	12,593,839
Series 2012-C A2, 3.31%, 10/15/46(c)	7,054,918	7,136,017

		29,773,126

		118,978,421
CORPORATE: 10.8%
FINANCIALS: 3.9%
Bank of America Corp.
7.625%, 6/1/19	7,300,000	8,137,281
5.625%, 7/1/20	19,324,000	21,190,872
4.20%, 8/26/24	5,825,000	5,931,196

	PAR VALUE	VALUE
6.625%, 5/23/36(b)	$37,275,000	$43,256,892
Barclays PLC (United Kingdom)
4.375%, 9/11/24	23,275,000	23,437,087
BNP Paribas SA (France)
4.25%, 10/15/24	31,175,000	31,565,373
4.375%, 9/28/25(c)	13,700,000	13,661,517
4.375%, 5/12/26(c)	8,000,000	7,957,520
Boston Properties, Inc.
3.85%, 2/1/23	7,800,000	8,083,031
3.125%, 9/1/23	17,550,000	17,413,514
3.80%, 2/1/24	5,000,000	5,120,765
Capital One Financial Corp.
3.50%, 6/15/23	21,006,000	21,167,263
4.20%, 10/29/25	10,175,000	10,214,601
Cigna Corp.
7.875%, 5/15/27	21,888,000	29,287,786
8.30%, 1/15/33	8,845,000	12,190,515
Citigroup, Inc.
4.00%, 8/5/24	5,925,000	5,989,648
7.409%, 10/30/40(b)	37,080,925	39,468,937
Equity Residential
3.00%, 4/15/23	14,775,000	14,623,482
2.85%, 11/1/26	6,000,000	5,656,476
HSBC Holdings PLC (United Kingdom)
4.30%, 3/8/26	4,600,000	4,789,078
6.50%, 5/2/36	27,355,000	33,486,459
6.50%, 9/15/37	20,215,000	24,890,810
JPMorgan Chase & Co.
8.75%, 9/1/30(b)	23,042,000	33,468,505
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	19,575,000	20,086,142
4.65%, 3/24/26	11,100,000	11,338,228
Navient Corp.
4.625%, 9/25/17	9,550,000	9,621,625
8.45%, 6/15/18	21,054,000	22,422,510
Royal Bank of Scotland Group PLC (United Kingdom)
6.125%, 12/15/22	44,666,000	47,292,137
6.00%, 12/19/23	4,000,000	4,227,428
Unum Group
7.19%, 2/1/28	8,305,000	9,815,389
7.25%, 3/15/28	2,030,000	2,540,651
6.75%, 12/15/28	11,368,000	13,734,261
Wells Fargo & Co.
2.15%, 12/6/19	22,800,000	22,882,536
1.75%, 12/6/19	11,575,000	11,661,743
4.30%, 7/22/27	21,995,000	22,853,421

		619,464,679
INDUSTRIALS: 6.5%
AT&T, Inc.
5.35%, 9/1/40	27,575,000	28,325,867
4.75%, 5/15/46	7,000,000	6,552,301
5.65%, 2/15/47	5,175,000	5,426,407
4.50%, 3/9/48	18,560,000	16,620,313
BHP Billiton, Ltd. (Australia)
6.75%, 10/19/75(b)(c)	19,800,000	22,393,800
Burlington Northern Santa Fe LLC(e)
5.72%, 1/15/24	3,598,989	3,991,635
5.342%, 4/1/24	8,422,517	9,194,357
5.629%, 4/1/24	12,970,786	14,335,663
Cemex SAB de CV (Mexico)
6.50%, 12/10/19(c)	4,272,000	4,506,960
6.00%, 4/1/24(c)	10,575,000	11,119,612
5.70%, 1/11/25(c)	22,475,000	23,261,625
6.125%, 5/5/25(c)	8,100,000	8,644,320
Charter Communications, Inc.
8.75%, 2/14/19	7,840,000	8,763,027
8.25%, 4/1/19	21,815,000	24,318,860
4.908%, 7/23/25	11,600,000	12,248,765

3 / Dodge & Cox Balanced Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	March 31, 2017

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
6.55%, 5/1/37	$11,000,000	$12,610,906
6.75%, 6/15/39	2,110,000	2,477,686
6.484%, 10/23/45	8,150,000	9,402,908
5.375%, 5/1/47(c)	4,100,000	4,117,585
Cox Enterprises, Inc.
3.25%, 12/15/22(c)	6,240,000	6,127,892
2.95%, 6/30/23(c)	37,166,000	35,476,062
3.85%, 2/1/25(c)	19,125,000	19,064,469
CRH PLC (Ireland)
3.875%, 5/18/25(c)	17,100,000	17,544,942
Dell Technologies, Inc.
4.42%, 6/15/21(c)	25,415,000	26,575,093
5.45%, 6/15/23(c)	14,966,000	16,145,440
Dillard’s, Inc.
7.875%, 1/1/23	8,660,000	10,090,493
7.75%, 7/15/26	50,000	57,819
7.75%, 5/15/27	540,000	617,161
7.00%, 12/1/28	15,135,000	17,286,364
Dow Chemical Co.
7.375%, 11/1/29	17,000,000	23,035,340
9.40%, 5/15/39	5,677,000	8,949,438
Ford Motor Credit Co. LLC(e)
2.681%, 1/9/20	13,000,000	13,085,124
5.75%, 2/1/21	12,700,000	13,987,488
5.875%, 8/2/21	12,945,000	14,394,995
4.25%, 9/20/22	9,593,000	9,994,966
4.375%, 8/6/23	7,900,000	8,245,285
Imperial Brands PLC (United Kingdom)
3.75%, 7/21/22(c)	10,475,000	10,757,071
4.25%, 7/21/25(c)	38,675,000	40,014,122
Kinder Morgan, Inc.
4.30%, 6/1/25	11,050,000	11,287,752
5.50%, 3/1/44	23,730,000	23,644,691
5.40%, 9/1/44	15,414,000	15,237,710
Macy’s, Inc.
6.90%, 1/15/32	47,069,000	49,902,413
6.70%, 7/15/34	5,890,000	6,085,183
Naspers, Ltd. (South Africa)
6.00%, 7/18/20(c)	16,900,000	18,192,005
5.50%, 7/21/25(c)	20,075,000	20,817,775
RELX PLC (United Kingdom)
3.125%, 10/15/22	17,458,000	17,419,453
Telecom Italia SPA (Italy)
7.175%, 6/18/19	27,527,000	29,901,204
5.303%, 5/30/24(c)	20,025,000	20,250,281
7.20%, 7/18/36	11,596,000	12,294,543
7.721%, 6/4/38	7,062,000	7,821,165
Time Warner, Inc.
7.625%, 4/15/31	15,500,000	20,897,053
7.70%, 5/1/32	11,554,000	15,775,300
TransCanada Corp. (Canada)
5.625%, 5/20/75(b)	20,570,000	21,187,100
5.875%, 8/15/76(b)	4,500,000	4,747,500
5.30%, 3/15/77(b)	15,485,000	15,301,116
Twenty-First Century Fox, Inc.
6.15%, 3/1/37	15,000,000	17,733,570
6.65%, 11/15/37	1,638,000	2,048,873
Ultrapar Participacoes SA (Brazil)
5.25%, 10/6/26(c)	15,050,000	14,974,750
Union Pacific Corp.
6.176%, 1/2/31	8,438,236	9,751,436
Verizon Communications, Inc.
4.272%, 1/15/36	11,847,000	10,938,702
4.522%, 9/15/48	7,000,000	6,371,428
5.012%, 4/15/49(c)	59,149,000	57,518,321
Vulcan Materials Co.
7.50%, 6/15/21	20,340,000	23,808,804
Xerox Corp.
6.35%, 5/15/18	16,835,000	17,654,275

	PAR VALUE	VALUE
4.50%, 5/15/21	$13,311,000	$13,878,528
Zoetis, Inc.
3.25%, 2/1/23	2,150,000	2,170,939
4.50%, 11/13/25	17,545,000	18,896,790

		1,026,270,821
UTILITIES: 0.4%
Dominion Resources, Inc.
4.104%, 4/1/21	5,300,000	5,527,481
5.75%, 10/1/54(b)	22,950,000	23,753,250
Enel SPA (Italy)
6.80%, 9/15/37(c)	13,700,000	16,948,983
6.00%, 10/7/39(c)	12,015,000	13,690,504

		59,920,218

		1,705,655,718

TOTAL DEBT SECURITIES (Cost $4,102,856,815)		4,255,036,716

EQUITY PUT OPTIONS PURCHASED: 0.3%

	CONTRACTS	VALUE
S&P 500 Index, 12/15/17 at $2,275(a)	633,819	48,677,351
TOTAL EQUITY PUT OPTIONS PURCHASED (Cost $77,710,562)		48,677,351

SHORT-TERM INVESTMENTS: 1.7%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
State Street Institutional Treasury Plus Money Market Fund	$15,787,594	$15,787,594
REPURCHASE AGREEMENT: 1.6%
Fixed Income Clearing Corporation(d) 0.45%, dated 3/31/17, due 4/3/17, maturity value $257,681,663	257,672,000	257,672,000

TOTAL SHORT-TERM INVESTMENTS (Cost $273,459,594)		273,459,594

TOTAL INVESTMENTS (Cost $11,605,358,344)	100.2%	15,796,720,603
OTHER ASSETS LESS LIABILITIES	(0.2%)	(28,554,434)

NET ASSETS	100.0%	$15,768,166,169

(a)	Non-income producing
(b)	Hybrid security
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2017, all such securities in total represented $624,403,370 or 4.0% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(d)	Repurchase agreement is collateralized by U.S. Treasury Note 2.25%, 1/31/24. Total collateral value is $262,828,527.
(e)	Subsidiary (see below)

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes or in other limited circumstances, the Fund uses the country designation of an appropriate broad-based market index. In those cases, two countries are listed—the country of incorporation and the country designated by an appropriate index, respectively.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ADR: American Depositary Receipt

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

GO: General Obligation

RB: Revenue Bond

REMIC: Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note Short Position	1,556	Jun 2017	$(193,819,250)	$(445,397)
Long Term U.S. Treasury Bond – Short Position	894	Jun 2017	(143,598,750)	(898,204)

				$(1,343,601)

See accompanying Notes to Portfolio of Investments	Dodge & Cox Balanced Fund / 4

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio holdings for which market quotes are readily available are valued at market value. Listed securities, for example, are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Other portfolio holdings, such as debt securities, certain preferred stocks, and derivatives traded over the counter, are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2017:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks (b)	$10,436,279,430	$—	$—
Preferred Stocks	—	783,267,512	—
Debt Securities
U.S. Treasury	—	790,583,188	—
Government-Related	—	271,646,150
Mortgage-Related	—	1,368,173,239	—
Asset-Backed	—	118,978,421	—
Corporate	—	1,705,655,718	—
Short-term Investments
Money Market Fund	15,787,594	—	—
Repurchase Agreement	—	257,672,000	—

Total Securities	$10,452,067,024	$5,295,976,228	$—

Other Financial Instruments
Equity Put Options Purchased	$—	$48,677,351	$—
Treasury Futures Contracts
Depreciation	(1,343,601)	—	—

(a)

There were no transfers between Level 1 and Level 2 during the period. There were no Level 3 securities at March 31, 2017 and December 31, 2016, and there were no transfers to Level 3 during the period.

(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2017, the cost of investments for federal income tax purposes was $11,613,540,695. Net unrealized appreciation aggregated $4,183,179,908 of which $4,447,790,706 represented appreciated securities and $264,610,798 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Balanced Fund / 5

INCOME FUND
Portfolio of Investments (unaudited)	March 31, 2017

DEBT SECURITIES: 97.1%

	PAR VALUE	VALUE
U.S. TREASURY: 16.8%
U.S. Treasury Note/Bond
1.00%, 12/31/17	$175,000,000	$174,972,700
0.875%, 1/15/18	600,000,000	599,296,800
0.75%, 2/28/18	500,000,000	498,535,000
0.625%, 6/30/18	250,000,000	248,427,750
0.75%, 7/31/18	500,000,000	497,363,500
1.50%, 8/31/18	250,000,000	251,103,500
0.75%, 8/31/18	350,000,000	347,990,300
0.875%, 10/15/18	300,000,000	298,558,500
1.25%, 12/31/18	165,000,000	165,064,515
1.50%, 2/28/19	496,995,000	499,285,650
1.125%, 2/28/19	600,000,000	598,593,600
0.875%, 4/15/19	350,000,000	347,128,950
1.625%, 7/31/19	600,000,000	603,726,600
0.75%, 8/15/19	350,000,000	345,050,650
0.875%, 9/15/19	600,000,000	592,593,600
1.375%, 12/15/19	165,000,000	164,664,885
1.625%, 12/31/19	500,000,000	502,207,000
1.375%, 1/15/20	250,000,000	249,384,750
1.50%, 5/31/20	175,000,000	174,542,025
1.625%, 6/30/20	200,000,000	200,148,400
1.375%, 5/31/21	450,000,000	441,949,050
1.125%, 7/31/21	250,000,000	242,431,750
2.00%, 12/31/21	165,000,000	165,618,750

		8,208,638,225
GOVERNMENT-RELATED: 6.5%
FEDERAL AGENCY: 0.1%
Small Business Admin. - 504 Program
Series 1997-20E 1, 7.30%, 5/1/17	8,414	8,447
Series 1997-20H 1, 6.80%, 8/1/17	1,812	1,831
Series 1997-20J 1, 6.55%, 10/1/17	52,272	52,925
Series 1997-20L 1, 6.55%, 12/1/17	2,264	2,299
Series 1998-20B 1, 6.15%, 2/1/18	3,572	3,628
Series 1998-20C 1, 6.35%, 3/1/18	121,778	123,547
Series 1998-20H 1, 6.15%, 8/1/18	90,483	91,831
Series 1998-20L 1, 5.80%, 12/1/18	72,304	73,254
Series 1999-20C 1, 6.30%, 3/1/19	59,258	60,584
Series 1999-20E 1, 6.30%, 5/1/19	2,150	2,197
Series 1999-20G 1, 7.00%, 7/1/19	114,211	117,102
Series 1999-20I 1, 7.30%, 9/1/19	65,806	68,914
Series 2000-20C 1, 7.625%, 3/1/20	3,365	3,556
Series 2000-20G 1, 7.39%, 7/1/20	2,721	2,867
Series 2001-20G 1, 6.625%, 7/1/21	613,209	654,595
Series 2001-20L 1, 5.78%, 12/1/21	1,762,613	1,859,184
Series 2002-20A 1, 6.14%, 1/1/22	13,486	14,435
Series 2002-20L 1, 5.10%, 12/1/22	554,624	585,621
Series 2003-20G 1, 4.35%, 7/1/23	34,440	36,076
Series 2004-20L 1, 4.87%, 12/1/24	882,061	932,551
Series 2005-20B 1, 4.625%, 2/1/25	1,543,191	1,621,303
Series 2005-20D 1, 5.11%, 4/1/25	70,731	75,107
Series 2005-20E 1, 4.84%, 5/1/25	2,814,307	2,970,249
Series 2005-20G 1, 4.75%, 7/1/25	2,444,739	2,577,589
Series 2005-20H 1, 5.11%, 8/1/25	29,285	31,095
Series 2005-20I 1, 4.76%, 9/1/25	2,904,964	3,063,641
Series 2006-20A 1, 5.21%, 1/1/26	2,805,417	2,981,404
Series 2006-20B 1, 5.35%, 2/1/26	850,302	910,082
Series 2006-20C 1, 5.57%, 3/1/26	4,102,323	4,403,619
Series 2006-20G 1, 6.07%, 7/1/26	7,059,677	7,664,510
Series 2006-20H 1, 5.70%, 8/1/26	57,939	62,366
Series 2006-20I 1, 5.54%, 9/1/26	117,548	126,120
Series 2006-20J 1, 5.37%, 10/1/26	3,106,782	3,331,500
Series 2006-20L 1, 5.12%, 12/1/26	2,636,153	2,800,381
Series 2007-20A 1, 5.32%, 1/1/27	5,357,391	5,772,667
Series 2007-20C 1, 5.23%, 3/1/27	8,706,077	9,352,896
Series 2007-20D 1, 5.32%, 4/1/27	9,840,520	10,610,324
Series 2007-20G 1, 5.82%, 7/1/27	6,434,010	7,026,102

		70,076,399

	PAR VALUE	VALUE
FOREIGN AGENCY: 2.3%
Petroleo Brasileiro SA (Brazil)
5.375%, 1/27/21	$118,335,000	$121,865,081
4.375%, 5/20/23	38,625,000	36,597,187
6.25%, 3/17/24	31,505,000	32,332,006
Petroleos Mexicanos (Mexico)
4.875%, 1/18/24	123,065,000	124,172,585
4.25%, 1/15/25	97,765,000	93,854,400
4.50%, 1/23/26	15,065,000	14,439,802
6.875%, 8/4/26	63,400,000	70,374,000
6.50%, 3/13/27(b)	104,765,000	112,700,949
6.625%, 6/15/35	112,290,000	116,107,860
5.50%, 6/27/44	16,603,000	14,652,978
6.375%, 1/23/45	166,156,000	162,018,716
5.625%, 1/23/46	190,720,000	169,836,160
6.75%, 9/21/47	33,161,000	33,662,063

		1,102,613,787
LOCAL AUTHORITY: 4.0%
L.A. Unified School District GO
5.75%, 7/1/34	6,075,000	7,517,144
6.758%, 7/1/34	185,585,000	249,019,809
New Jersey Turnpike Authority RB
7.414%, 1/1/40	41,065,000	59,076,109
7.102%, 1/1/41	148,277,000	206,935,381
New Valley Generation
4.929%, 1/15/21	247,539	265,868
State of California GO
7.50%, 4/1/34	194,406,000	275,430,533
7.55%, 4/1/39	164,895,000	241,833,358
7.30%, 10/1/39	175,140,000	247,483,329
7.625%, 3/1/40	103,410,000	151,436,706
7.60%, 11/1/40	16,760,000	24,982,456
State of Illinois GO
5.665%, 3/1/18	189,685,000	194,713,549
5.877%, 3/1/19	46,030,000	48,405,608
5.10%, 6/1/33	261,685,000	238,766,628

		1,945,866,478
SOVEREIGN: 0.1%
Spain Government International (Spain) 4.00%, 3/6/18(b)	55,790,000	56,671,482

		3,175,228,146
MORTGAGE-RELATED: 31.9%
FEDERAL AGENCY CMO & REMIC: 2.3%
Dept. of Veterans Affairs
Series 1995-2D 4A, 9.293%, 5/15/25	122,787	145,831
Series 1997-2 Z, 7.50%, 6/15/27	8,016,241	8,938,542
Series 1998-2 2A, 8.646%, 8/15/27	32,187	37,151
Series 1998-1 1A, 8.186%, 3/15/28	176,216	200,823
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	321,334	362,852
Trust 1998-58 PC, 6.50%, 10/25/28	1,703,006	1,904,449
Trust 2001-69 PQ, 6.00%, 12/25/31	2,042,129	2,273,379
Trust 2002-33 A1, 7.00%, 6/25/32	2,165,980	2,514,640
Trust 2002-69 Z, 5.50%, 10/25/32	252,599	281,694
Trust 2008-24 GD, 6.50%, 3/25/37	1,324,152	1,466,825
Trust 2007-47 PE, 5.00%, 5/25/37	3,992,197	4,291,255
Trust 2009-30 AG, 6.50%, 5/25/39	9,781,547	10,638,014
Trust 2009-53 QM, 5.50%, 5/25/39	2,095,817	2,241,581
Trust 2009-40 TB, 6.00%, 6/25/39	4,267,117	4,734,558
Trust 2001-T3 A1, 7.50%, 11/25/40	117,843	138,342
Trust 2010-123 WT, 7.00%, 11/25/40	39,156,652	45,550,146
Trust 2001-T7 A1, 7.50%, 2/25/41	71,490	83,649
Trust 2001-T5 A2, 6.986%, 6/19/41	46,167	52,824
Trust 2001-T5 A3, 7.50%, 6/19/41	221,845	264,256
Trust 2001-T4 A1, 7.50%, 7/25/41	1,970,256	2,270,740
Trust 2011-58 AT, 4.00%, 7/25/41	9,870,481	10,496,041
Trust 2001-T10 A1, 7.00%, 12/25/41	2,279,720	2,670,298
Trust 2013-106 MA, 4.00%, 2/25/42	21,173,571	22,350,864
Trust 2002-90 A1, 6.50%, 6/25/42	4,667,791	5,422,376
Trust 2002-W6 2A1, 6.117%, 6/25/42	2,686,003	3,052,659

1 / Dodge & Cox Income Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	March 31, 2017

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Trust 2002-W8 A2, 7.00%, 6/25/42	$1,574,394	$1,847,063
Trust 2002-T16 A3, 7.50%, 7/25/42	3,489,461	4,125,121
Trust 2003-W2 1A2, 7.00%, 7/25/42	7,294,930	8,499,009
Trust 2003-W4 3A, 6.183%, 10/25/42	2,210,217	2,539,117
Trust 2012-121 NB, 7.00%, 11/25/42	1,277,542	1,473,938
Trust 2003-7 A1, 6.50%, 12/25/42	3,812,768	4,351,411
Trust 2003-W1 2A, 6.182%, 12/25/42	2,811,427	3,140,084
Trust 2012-133 HF, 1.332%, 12/25/42	43,095,203	42,778,707
Trust 2012-134 FD, 1.332%, 12/25/42	1,169,405	1,161,321
Trust 2012-134 FT, 1.332%, 12/25/42	58,884,960	58,451,143
Trust 2013-98 FA, 1.532%, 9/25/43	41,580,695	42,066,981
Trust 2013-101 CF, 1.582%, 10/25/43	22,007,631	22,197,718
Trust 2013-101 FE, 1.582%, 10/25/43	34,881,738	35,233,949
Trust 2004-T1 1A2, 6.50%, 1/25/44	2,296,089	2,640,966
Trust 2004-W2 2A2, 7.00%, 2/25/44	114,473	133,501
Trust 2004-W2 5A, 7.50%, 3/25/44	5,184,199	6,118,532
Trust 2004-W8 3A, 7.50%, 6/25/44	3,724,398	4,379,221
Trust 2004-W14 1AF, 1.382%, 7/25/44	1,627,093	1,567,841
Trust 2004-W15 1A2, 6.50%, 8/25/44	858,979	987,609
Trust 2005-W1 1A3, 7.00%, 10/25/44	6,412,196	7,449,649
Trust 2001-79 BA, 7.00%, 3/25/45	733,110	852,842
Trust 2006-W1 1A1, 6.50%, 12/25/45	436,518	500,822
Trust 2006-W1 1A2, 7.00%, 12/25/45	3,042,923	3,555,960
Trust 2006-W1 1A3, 7.50%, 12/25/45	53,960	64,200
Trust 2006-W1 1A4, 8.00%, 12/25/45	3,798,907	4,597,536
Trust 2007-W10 1A, 6.312%, 8/25/47	12,996,093	14,430,706
Trust 2007-W10 2A, 6.355%, 8/25/47	3,974,352	4,405,300
Freddie Mac
Series 2456 CJ, 6.50%, 6/15/32	190,409	215,936
Series 3312 AB, 6.50%, 6/15/32	3,421,424	3,812,861
Series T-41 2A, 5.582%, 7/25/32	263,846	286,857
Series 2587 ZU, 5.50%, 3/15/33	4,961,261	5,513,435
Series 2610 UA, 4.00%, 5/15/33	1,887,920	1,979,764
Series T-48 1A, 5.217%, 7/25/33	2,781,910	3,185,672
Series 2708 ZD, 5.50%, 11/15/33	19,381,029	21,550,472
Series 3204 ZM, 5.00%, 8/15/34	8,968,542	9,788,759
Series 3330 GZ, 5.50%, 6/15/37	3,543,957	3,858,994
Series 3427 Z, 5.00%, 3/15/38	3,690,691	4,021,918
Series 4091 JF, 1.412%, 6/15/41	25,503,300	25,567,660
Series 4120 YF, 1.262%, 10/15/42	65,856,244	65,444,609
Series 309 F4, 1.442%, 8/15/43	76,569,234	76,167,788
Series 311 F1, 1.462%, 8/15/43	91,565,111	91,155,111
Series T-51 1A, 6.50%, 9/25/43	62,210	72,163
Series 4281 BC, 4.50%, 12/15/43	160,970,749	172,817,906
Series 4283 DW, 4.50%, 12/15/43	97,980,789	105,126,684
Series 4283 EW, 4.50%, 12/15/43	58,451,494	62,678,508
Series 4310 FA, 1.462%, 2/15/44	2,652,117	2,650,380
Series 4319 MA, 4.50%, 3/15/44	31,349,096	33,744,468

		1,101,573,981
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 29.6%
Fannie Mae, 15 Year
3.50%, 10/1/25 - 2/1/31	1,107,906,276	1,153,932,018
4.00%, 9/1/25 - 5/1/29	249,787,315	264,418,125
4.50%, 3/1/29	32,125,180	33,920,741
5.00%, 9/1/25	51,105,035	54,656,991
5.50%, 1/1/18 - 7/1/25	134,078,631	142,953,023
6.00%, 4/1/17 - 3/1/23	38,449,172	40,891,645
6.50%, 5/1/17 - 12/1/19	257,623	258,404
7.00%, 11/1/17	135	135
7.50%, 8/1/17	108	107
Fannie Mae, 20 Year
3.50%, 11/1/35 - 4/1/37	404,228,103	418,965,825
4.00%, 9/1/30 - 3/1/37	2,343,480,364	2,481,229,249
4.50%, 3/1/29 - 1/1/34	525,177,083	564,394,672
Fannie Mae, 30 Year
4.00%, 10/1/40 - 8/1/41	62,019,860	65,194,096
4.50%, 11/1/35 - 3/1/47	2,231,891,773	2,400,962,138
5.00%, 7/1/37 - 7/1/40	33,513,393	36,697,847
5.50%, 2/1/33 - 11/1/39	201,087,540	225,053,186

	PAR VALUE	VALUE
6.00%, 11/1/28 - 2/1/39	$133,997,674	$153,103,191
6.50%, 12/1/32 - 8/1/39	55,624,983	62,943,155
7.00%, 4/1/32 - 2/1/39	81,556,505	93,729,888
Fannie Mae, 40 Year
4.50%, 1/1/52 - 6/1/56	134,341,221	144,183,093
Fannie Mae, Hybrid ARM
1.916%, 6/1/43	4,903,507	5,026,877
1.947%, 9/1/43	11,719,266	11,958,353
2.246%, 4/1/44	54,228,814	56,204,746
2.282%, 12/1/42 - 5/1/43	23,659,180	23,950,113
2.305%, 10/1/43	48,480,963	49,521,940
2.313%, 12/1/46	10,019,829	10,085,772
2.377%, 2/1/44	2,944,170	3,017,654
2.379%, 9/1/42	12,070,717	12,384,183
2.384%, 2/1/43	18,585,633	19,076,932
2.453%, 4/1/46	49,565,584	50,641,550
2.469%, 5/1/44	18,098,479	18,619,486
2.483%, 10/1/44	8,721,275	8,903,186
2.514%, 5/1/46	12,742,546	13,027,931
2.515%, 9/1/34	2,304,662	2,421,432
2.517%, 11/1/42	11,108,715	11,415,453
2.589%, 4/1/45	7,438,552	7,608,719
2.60%, 4/1/42	14,624,765	15,074,517
2.621%, 7/1/36	66,505	70,168
2.638%, 8/1/35 - 11/1/45	27,299,079	28,003,651
2.641%, 7/1/35	726,237	766,084
2.643%, 8/1/45	16,402,244	16,776,085
2.649%, 11/1/43	15,689,640	16,098,044
2.652%, 7/1/35	1,272,574	1,340,090
2.655%, 8/1/34	574,827	607,043
2.668%, 4/1/44	21,098,051	21,789,306
2.669%, 8/1/34	1,999,035	2,075,413
2.671%, 8/1/35	6,056,210	6,353,776
2.674%, 9/1/44	11,467,435	11,768,649
2.675%, 10/1/44	18,203,775	18,675,188
2.679%, 10/1/44	11,680,222	11,991,878
2.684%, 4/1/46	7,681,323	7,844,214
2.695%, 12/1/44	7,356,291	7,559,095
2.696%, 12/1/36	2,846,508	3,000,799
2.699%, 6/1/46	11,139,818	11,404,648
2.707%, 8/1/45	15,242,935	15,626,857
2.71%, 10/1/33	2,306,867	2,444,112
2.721%, 7/1/46	4,001,599	4,090,954
2.73%, 12/1/44	6,070,034	6,241,379
2.735%, 11/1/44	7,405,938	7,604,074
2.736%, 2/1/45	22,506,796	23,117,903
2.741%, 2/1/44	7,515,562	7,724,847
2.751%, 4/1/46	8,723,151	8,925,860
2.755%, 12/1/44	6,819,291	7,006,289
2.762%, 10/1/44	41,107,696	42,259,144
2.763%, 6/1/46	3,981,937	4,077,343
2.765%, 9/1/44	12,882,145	13,235,735
2.767%, 12/1/44	40,293,084	41,409,341
2.778%, 11/1/44	10,648,194	10,956,491
2.782%, 10/1/44	11,882,991	12,212,041
2.783%, 1/1/35	2,152,867	2,251,485
2.784%, 10/1/44	23,609,654	24,297,177
2.793%, 7/1/35	1,844,945	1,940,647
2.795%, 10/1/34	1,720,773	1,823,702
2.802%, 8/1/44	13,271,266	13,646,257
2.813%, 8/1/44	29,059,898	29,906,096
2.817%, 4/1/46	21,171,595	21,697,788
2.819%, 12/1/44	15,398,259	15,848,912
2.837%, 11/1/44 - 10/1/45	54,510,788	56,034,252
2.844%, 4/1/45	48,043,692	49,478,003
2.85%, 9/1/44	42,811,677	44,089,642
2.851%, 11/1/44	22,386,199	23,025,431
2.854%, 10/1/44	17,931,978	18,471,429
2.856%, 9/1/44	6,769,401	6,963,112
2.868%, 7/1/44 - 10/1/44	25,124,259	25,865,242
2.869%, 10/1/44	14,674,837	15,110,876

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 2

Portfolio of Investments (unaudited)	March 31, 2017

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
2.874%, 7/1/44	$21,138,173	$21,798,040
2.89%, 10/1/44	6,678,848	6,866,186
2.899%, 2/1/43	5,301,484	5,600,155
2.901%, 11/1/43	16,013,920	16,461,306
2.902%, 8/1/44	9,077,341	9,351,192
2.907%, 4/1/46	7,914,606	8,124,355
2.919%, 11/1/44	19,868,868	20,435,282
2.92%, 10/1/44	25,266,867	26,034,375
2.922%, 1/1/45	16,842,485	17,326,854
2.928%, 11/1/35	2,216,699	2,311,664
2.929%, 11/1/44	19,647,803	20,224,488
2.935%, 2/1/44	12,286,750	12,686,616
2.939%, 6/1/35 - 7/1/44	12,268,941	12,675,315
2.94%, 10/1/35 - 3/1/46	10,828,179	11,183,088
2.945%, 4/1/44	7,643,556	7,888,982
2.949%, 7/1/44	8,069,872	8,321,491
2.959%, 9/1/44	23,316,306	24,016,932
2.962%, 10/1/38	7,992,213	8,475,147
2.963%, 9/1/43	7,033,013	7,256,950
2.968%, 10/1/44	13,071,074	13,463,732
2.974%, 7/1/44	8,595,037	8,858,844
2.979%, 1/1/36	15,824,145	16,686,879
2.99%, 4/1/44	7,140,972	7,363,276
3.00%, 7/1/35	1,695,732	1,803,713
3.01%, 8/1/35	3,532,836	3,755,163
3.011%, 12/1/44 - 3/1/45	224,953,463	232,068,770
3.016%, 9/1/44	10,445,780	10,762,860
3.017%, 9/1/35 - 8/1/44	12,795,429	13,264,177
3.023%, 10/1/35	1,587,848	1,677,040
3.025%, 10/1/38	4,283,857	4,501,524
3.051%, 11/1/36	2,013,314	2,145,949
3.058%, 5/1/44	33,183,004	34,268,586
3.071%, 3/1/45	6,511,659	6,725,336
3.091%, 7/1/44	16,959,967	17,510,941
3.104%, 5/1/38	162,279,695	172,193,642
3.106%, 1/1/36	2,969,721	3,144,241
3.111%, 12/1/35	1,034,361	1,088,958
3.123%, 4/1/35 - 9/1/38	4,484,860	4,702,569
3.124%, 12/1/43	7,628,183	7,902,227
3.129%, 8/1/37	1,986,835	2,109,708
3.149%, 7/1/34	2,491,989	2,636,287
3.168%, 1/1/36	4,569,534	4,843,010
3.172%, 10/1/38	1,700,134	1,796,762
3.187%, 1/1/37	3,321,419	3,510,322
3.20%, 4/1/44	24,611,446	25,473,596
3.205%, 12/1/36	1,224,501	1,265,674
3.366%, 7/1/41	43,260,212	45,687,081
3.511%, 1/1/35	1,093,654	1,152,665
3.663%, 2/1/37	7,782,328	8,293,929
4.141%, 12/1/39	3,311,023	3,482,538
5.011%, 5/1/38	2,203,192	2,342,459
5.032%, 6/1/39	690,695	731,864
5.075%, 11/1/37	962,093	1,013,061
5.093%, 4/1/38	373,042	389,823
5.111%, 8/1/37	378,509	380,297
5.496%, 4/1/37	440,959	469,704
Fannie Mae, Multifamily DUS
Trust 2014-M13 ASQ2, 1.637%, 11/25/17	31,654,877	31,680,208
Pool AL6445, 2.58%, 1/1/22	8,620,525	8,655,873
Pool AL6455, 2.765%, 11/1/21	9,534,648	9,657,075
Pool AL6028, 2.963%, 7/1/21	4,004,516	4,073,477
Pool 888559, 5.46%, 6/1/17	1,522,005	1,521,943
Freddie Mac, Hybrid ARM
1.87%, 8/1/43	72,468,017	75,308,913
2.273%, 1/1/36	2,598,154	2,698,141
2.554%, 9/1/46	57,769,012	58,699,113
2.615%, 5/1/45	59,087,671	60,365,600
2.625%, 4/1/35	870,948	932,451
2.633%, 8/1/45	14,656,036	14,990,531

	PAR VALUE	VALUE
2.642%, 7/1/46	$31,182,966	$31,791,047
2.698%, 4/1/37	1,500,408	1,590,415
2.708%, 1/1/45	18,861,004	19,343,191
2.721%, 8/1/45	47,299,279	48,426,677
2.722%, 4/1/45	11,842,856	12,140,459
2.731%, 11/1/44	22,842,508	23,471,867
2.737%, 6/1/45	7,166,706	7,345,094
2.743%, 5/1/46	308,597,880	316,339,586
2.748%, 9/1/44	13,778,544	14,166,091
2.751%, 10/1/43	3,333,904	3,423,630
2.756%, 5/1/46	22,391,099	22,909,874
2.782%, 9/1/44	16,082,311	16,515,017
2.787%, 8/1/45	11,510,960	11,803,369
2.798%, 12/1/44	6,044,661	6,200,059
2.808%, 10/1/44	8,409,581	8,642,925
2.809%, 9/1/45	13,131,597	13,469,457
2.811%, 10/1/44	19,921,493	20,460,796
2.818%, 11/1/44	16,970,006	17,417,810
2.823%, 5/1/37	3,202,714	3,378,087
2.826%, 10/1/44	17,428,609	17,845,240
2.83%, 8/1/36	2,860,648	3,005,525
2.835%, 1/1/45	13,817,283	14,209,829
2.842%, 11/1/44	11,009,156	11,321,938
2.852%, 12/1/44	27,030,475	27,772,279
2.864%, 1/1/36	6,955,502	7,359,340
2.865%, 8/1/44	11,219,561	11,526,471
2.866%, 11/1/34	1,476,103	1,559,459
2.869%, 7/1/37	7,440,400	7,908,409
2.87%, 9/1/44	11,368,194	11,682,249
2.876%, 6/1/44	9,802,538	10,093,735
2.879%, 7/1/43 - 1/1/45	32,936,095	33,875,135
2.905%, 12/1/44 - 1/1/45	44,003,442	45,235,305
2.911%, 4/1/37 - 2/1/44	15,737,026	16,266,223
2.915%, 11/1/44	11,439,779	11,763,395
2.918%, 4/1/38	7,415,986	7,874,241
2.919%, 2/1/45	19,757,088	20,281,890
2.92%, 10/1/35	2,487,151	2,614,110
2.921%, 12/1/44	12,269,548	12,614,806
2.924%, 11/1/44	17,830,153	18,342,316
2.925%, 6/1/38	4,012,317	4,222,480
2.933%, 11/1/44	18,348,675	18,899,645
2.936%, 11/1/44	32,674,851	33,651,035
2.951%, 11/1/44	13,557,076	13,946,424
2.953%, 11/1/44	22,951,347	23,643,267
2.961%, 1/1/44	5,855,894	6,034,851
2.963%, 11/1/44	16,142,382	16,589,342
2.978%, 2/1/34	4,903,542	5,153,231
2.999%, 2/1/38	9,414,413	9,881,370
3.01%, 5/1/44	125,852,204	129,781,122
3.014%, 10/1/44	18,494,146	19,058,693
3.019%, 10/1/44	17,313,442	17,857,119
3.029%, 9/1/33	6,570,895	6,972,993
3.036%, 7/1/44	9,038,702	9,317,998
3.041%, 8/1/44	12,322,497	12,704,543
3.046%, 8/1/34 - 8/1/35	2,643,162	2,804,878
3.047%, 7/1/44	7,207,618	7,428,407
3.048%, 1/1/36	2,321,389	2,448,464
3.078%, 9/1/35	2,253,299	2,399,028
3.081%, 1/1/45	40,377,980	41,595,326
3.093%, 8/1/44	13,395,642	13,827,697
3.101%, 4/1/44	8,298,612	8,567,973
3.108%, 2/1/35	983,633	1,031,308
3.119%, 6/1/44	27,760,180	28,694,239
3.12%, 8/1/35	3,010,428	3,208,807
3.136%, 1/1/44	5,617,142	5,808,171
3.139%, 10/1/38	798,223	845,964
3.141%, 10/1/38 - 4/1/44	7,133,534	7,443,939
3.18%, 4/1/36	3,997,425	4,258,762
3.239%, 4/1/38	10,146,146	10,768,491
3.243%, 3/1/35 - 3/1/37	5,447,460	5,779,429
3.25%, 1/1/35	682,602	716,496

3 / Dodge & Cox Income Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	March 31, 2017

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
3.267%, 12/1/36	$1,521,998	$1,587,861
3.391%, 1/1/37	2,577,877	2,765,446
3.575%, 6/1/41	6,670,622	6,902,449
3.578%, 9/1/41	7,526,329	7,831,339
4.74%, 6/1/38	731,944	756,884
5.20%, 11/1/39	2,921,953	3,042,059
5.201%, 5/1/38	2,284,778	2,424,933
5.787%, 1/1/38	1,103,025	1,183,372
6.239%, 10/1/37	308,477	329,404
Freddie Mac Gold, 15 Year
4.00%, 6/1/26 - 6/1/27	264,046,621	278,322,546
4.50%, 3/1/25 - 6/1/26	17,038,076	18,101,838
5.50%, 10/1/20 - 12/1/24	7,299,475	7,637,154
6.00%, 5/1/17 - 11/1/23	14,333,825	15,338,660
6.50%, 5/1/17 - 9/1/18	52,924	53,027
Freddie Mac Gold, 20 Year
3.50%, 7/1/35 - 1/1/36	215,703,892	223,864,034
4.00%, 9/1/31 - 10/1/35	576,768,509	611,653,222
4.50%, 5/1/30 - 1/1/34	133,170,763	143,207,187
6.00%, 12/1/27	23,174,708	26,162,139
6.50%, 10/1/26	2,949,489	3,277,981
Freddie Mac Gold, 30 Year
4.50%, 3/1/39 - 2/1/46	972,546,448	1,044,145,822
5.50%, 3/1/34 - 12/1/38	69,060,473	77,448,736
6.00%, 2/1/33 - 2/1/39	27,255,823	30,838,006
6.50%, 12/1/32 - 10/1/38	14,900,554	16,699,580
7.00%, 4/1/31 - 11/1/38	4,670,504	5,324,216
7.90%, 2/17/21	198,585	206,468
Ginnie Mae, 20 Year
4.00%, 1/20/35	12,119,426	12,803,941
Ginnie Mae, 30 Year
7.00%, 5/15/28	338,838	385,622
7.50%, 9/15/17 - 5/15/25	1,079,852	1,215,903
7.80%, 6/15/20 - 1/15/21	200,525	209,226
7.85%, 1/15/21	4,153	4,166
8.00%, 9/15/20	3,636	3,815

		14,476,077,749
PRIVATE LABEL CMO & REMIC: 0.0%(e)
GSMPS Mortgage Loan Trust
Series 2004-4 1A4, 8.50%, 6/25/34(b)	4,049,990	4,390,595

		15,582,042,325
ASSET-BACKED: 3.1%
AUTO LOAN: 0.4%
Ford Credit Auto Owner Trust
Series 2015-1 A, 2.12%, 7/15/26(b)	207,826,000	208,283,633
CREDIT CARD: 0.4%
Chase Issuance Trust
Series 2015-A2 A2, 1.59%, 2/18/20	185,397,000	185,647,786
OTHER: 1.8%
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(b)	558,785,120	565,769,934
9.75%, 1/6/27(b)	293,480,326	295,681,428

		861,451,362
STUDENT LOAN: 0.5%
Navient Student Loan Trust (Private Loans)
Series 2014-AA A2A, 2.74%, 2/15/29(b)	32,953,636	33,153,071
SLM Student Loan Trust (Private Loans)
Series 2013-A A2A, 1.77%, 5/17/27(b)	58,445,000	58,295,457
Series 2012-B A2, 3.48%, 10/15/30(b)	34,250,441	34,600,786
Series 2013-C A2A, 2.94%, 10/15/31(b)	40,049,152	40,515,184
Series 2012-E A2A, 2.09%, 6/15/45(b)	13,297,551	13,306,957
Series 2012-C A2, 3.31%, 10/15/46(b)	66,182,113	66,942,903

		246,814,358

		1,502,197,139
CORPORATE: 38.8%
FINANCIALS: 13.9%
Bank of America Corp.
7.625%, 6/1/19	205,932,000	229,551,577

PAR VALUE	VALUE

5.625%, 7/1/20	$78,601,000	$86,194,564
4.20%, 8/26/24	163,140,000	166,114,205
4.25%, 10/22/26	127,024,000	128,969,246
6.625%, 5/23/36(a)	244,578,000	283,827,877
Barclays PLC (United Kingdom)
4.375%, 9/11/24	275,404,000	277,321,913
BNP Paribas SA (France)
4.25%, 10/15/24	379,446,000	384,197,423
4.375%, 9/28/25(b)	139,890,000	139,497,049
4.375%, 5/12/26(b)	65,054,000	64,708,563
Boston Properties, Inc.
5.875%, 10/15/19	48,079,000	52,028,065
5.625%, 11/15/20	79,385,000	87,486,954
4.125%, 5/15/21	52,852,000	55,570,284
3.85%, 2/1/23	76,031,000	78,789,861
3.125%, 9/1/23	19,500,000	19,348,349
3.80%, 2/1/24	64,024,000	65,570,372
Capital One Financial Corp.
4.75%, 7/15/21	36,228,000	38,959,265
3.50%, 6/15/23	181,140,000	182,530,612
3.75%, 4/24/24	36,940,000	37,564,729
3.20%, 2/5/25	67,240,000	65,101,835
4.20%, 10/29/25	117,079,000	117,534,671
Cigna Corp.
4.00%, 2/15/22	62,964,000	66,164,649
7.65%, 3/1/23	7,217,000	8,934,899
7.875%, 5/15/27	33,255,000	44,497,684
8.30%, 1/15/33	8,195,000	11,294,660
6.15%, 11/15/36	88,097,000	106,437,386
5.875%, 3/15/41	18,939,000	22,972,761
5.375%, 2/15/42	60,534,000	70,196,558
Citigroup, Inc.
2.739%, 5/15/18	79,070,000	80,258,897
3.50%, 5/15/23	72,730,000	73,248,201
4.00%, 8/5/24	31,300,000	31,641,514
7.409%, 10/30/40(a)	381,543,025	406,114,396
Equity Residential
4.75%, 7/15/20	5,200,000	5,562,539
4.625%, 12/15/21	108,687,000	117,156,652
3.00%, 4/15/23	47,300,000	46,814,939
3.375%, 6/1/25	77,890,000	77,142,568
HSBC Holdings PLC (United Kingdom)
5.10%, 4/5/21	85,935,000	93,417,103
9.30%, 6/1/21	100,000	122,765
4.30%, 3/8/26	116,100,000	120,872,174
6.50%, 5/2/36	179,105,000	219,250,311
6.50%, 9/15/37	195,591,000	240,831,981
6.80%, 6/1/38	32,000,000	40,983,904
JPMorgan Chase & Co.
3.375%, 5/1/23	92,238,000	92,376,357
4.125%, 12/15/26	106,000,000	107,992,270
8.75%, 9/1/30(a)	48,438,000	70,356,195
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	218,317,000	224,017,693
4.582%, 12/10/25	24,585,000	24,961,568
4.65%, 3/24/26	118,232,000	120,769,495
Navient Corp.
4.625%, 9/25/17	111,437,000	112,272,778
8.45%, 6/15/18	230,726,000	245,723,190
Royal Bank of Scotland Group PLC (United Kingdom)
6.125%, 12/15/22	292,243,000	309,425,427
6.00%, 12/19/23	277,320,000	293,087,583
Unum Group
7.19%, 2/1/28	11,295,000	13,349,165
7.25%, 3/15/28	25,060,000	31,363,893
6.75%, 12/15/28	8,107,000	9,794,480
Wells Fargo & Co.
2.15%, 12/6/19	280,875,000	281,891,767
1.75%, 12/6/19	135,850,000	136,868,060

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 4

Portfolio of Investments (unaudited)	March 31, 2017

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
4.30%, 7/22/27	$247,864,000	$257,537,636

		6,776,571,512
INDUSTRIALS: 23.5%
AT&T, Inc.
8.25%, 11/15/31	100,978,000	137,946,854
5.35%, 9/1/40	59,744,000	61,370,829
4.75%, 5/15/46	77,670,000	72,702,460
5.65%, 2/15/47	120,390,000	126,238,667
5.45%, 3/1/47	60,375,000	61,471,953
4.50%, 3/9/48	227,175,000	203,433,168
BHP Billiton, Ltd. (Australia) 6.75%, 10/19/75(a)(b)	231,972,000	262,360,332
Burlington Northern Santa Fe LLC(d)
4.70%, 10/1/19	33,445,000	35,711,267
8.251%, 1/15/21	2,734,831	2,985,041
3.05%, 9/1/22	39,535,000	40,461,147
5.943%, 1/15/23	33,351	35,350
3.85%, 9/1/23	79,525,000	84,206,875
5.72%, 1/15/24	13,358,445	14,815,837
5.342%, 4/1/24	4,676,851	5,105,438
5.629%, 4/1/24	19,257,292	21,283,679
5.996%, 4/1/24	36,959,759	41,823,970
3.442%, 6/16/28(b)	85,629,949	86,536,855
Cemex SAB de CV (Mexico)
6.50%, 12/10/19(b)	34,782,000	36,695,010
6.00%, 4/1/24(b)	113,175,000	119,003,513
5.70%, 1/11/25(b)	202,411,000	209,495,385
6.125%, 5/5/25(b)	95,400,000	101,810,880
Charter Communications, Inc.
8.75%, 2/14/19	130,460,000	145,819,447
8.25%, 4/1/19	237,543,000	264,807,473
5.00%, 2/1/20	20,700,000	22,041,878
4.125%, 2/15/21	33,095,000	34,426,908
4.00%, 9/1/21	40,609,000	42,091,594
4.908%, 7/23/25	122,505,000	129,356,460
6.55%, 5/1/37	46,188,000	52,952,048
6.75%, 6/15/39	112,072,000	131,601,555
6.484%, 10/23/45	92,015,000	106,160,558
5.375%, 5/1/47(b)	33,210,000	33,352,438
Cox Enterprises, Inc.
9.375%, 1/15/19(b)	143,919,000	160,983,620
3.25%, 12/15/22(b)	110,233,000	108,252,554
2.95%, 6/30/23(b)	229,213,000	218,790,685
3.85%, 2/1/25(b)	240,909,000	240,146,523
CRH PLC (Ireland) 3.875%, 5/18/25(b)	185,239,000	190,058,919
CSX Corp.
9.75%, 6/15/20	10,067,000	12,284,710
6.251%, 1/15/23	14,091,383	15,993,720
Dell Technologies, Inc.
4.42%, 6/15/21(b)	255,000,000	266,639,730
5.45%, 6/15/23(b)	178,108,000	192,144,335
Dillard’s, Inc.
7.13%, 8/1/18	23,565,000	25,027,444
7.875%, 1/1/23	275,000	320,426
7.75%, 7/15/26	21,016,000	24,302,314
7.75%, 5/15/27	12,848,000	14,683,851
7.00%, 12/1/28	28,225,000	32,237,043
Dow Chemical Co.
7.375%, 11/1/29	69,100,000	93,631,882
9.40%, 5/15/39	144,913,000	228,446,360
5.25%, 11/15/41	35,928,000	39,569,303
FedEx Corp.
8.00%, 1/15/19	16,875,000	18,599,895
Ford Motor Credit Co. LLC(d)
2.681%, 1/9/20	110,925,000	111,651,337
8.125%, 1/15/20	7,091,000	8,148,190
5.75%, 2/1/21	192,923,000	212,480,955
5.875%, 8/2/21	162,085,000	180,240,465

	PAR VALUE	VALUE
3.219%, 1/9/22	$39,700,000	$39,938,478
4.25%, 9/20/22	31,925,000	33,262,721
Imperial Brands PLC (United Kingdom)
3.75%, 7/21/22(b)	124,595,000	127,950,094
4.25%, 7/21/25(b)	412,504,000	426,786,951
Kinder Morgan, Inc.
4.30%, 6/1/25	119,770,000	122,346,971
6.50%, 2/1/37	50,861,000	55,273,243
6.95%, 1/15/38	92,139,000	106,883,912
6.50%, 9/1/39	72,546,000	80,426,817
5.00%, 8/15/42	57,054,000	53,829,080
5.00%, 3/1/43	71,101,000	67,471,365
5.50%, 3/1/44	80,632,000	80,342,128
5.40%, 9/1/44	39,504,000	39,052,193
Macy’s, Inc.
6.65%, 7/15/24	52,526,000	56,930,200
7.00%, 2/15/28	26,185,000	28,257,674
6.70%, 9/15/28	34,115,000	35,985,832
6.90%, 4/1/29	81,337,000	87,028,963
6.90%, 1/15/32	60,095,000	63,712,539
6.70%, 7/15/34	143,960,000	148,730,546
4.50%, 12/15/34	154,923,000	134,646,368
6.375%, 3/15/37	41,543,000	42,259,326
Naspers, Ltd. (South Africa)
6.00%, 7/18/20(b)	220,010,000	236,829,764
5.50%, 7/21/25(b)	257,875,000	267,416,375
Nordstrom, Inc. 6.95%, 3/15/28	20,107,000	24,439,154
Norfolk Southern Corp. 7.70%, 5/15/17	28,585,000	28,787,210
RELX PLC (United Kingdom)
8.625%, 1/15/19	28,613,000	31,770,874
3.125%, 10/15/22	144,337,000	144,018,304
Telecom Italia SPA (Italy)
6.999%, 6/4/18	165,232,000	173,700,140
7.175%, 6/18/19	200,711,000	218,022,324
5.303%, 5/30/24(b)	250,432,000	253,249,360
7.20%, 7/18/36	53,458,000	56,678,310
7.721%, 6/4/38	129,877,000	143,838,777
Time Warner, Inc.
7.625%, 4/15/31	109,850,000	148,099,440
7.70%, 5/1/32	231,134,000	315,579,731
TransCanada Corp. (Canada)
5.625%, 5/20/75(a)	237,639,000	244,768,170
5.875%, 8/15/76(a)	76,814,000	81,038,770
5.30%, 3/15/77(a)	155,385,000	153,539,803
Twenty-First Century Fox, Inc.
6.20%, 12/15/34	14,795,000	17,440,183
6.40%, 12/15/35	49,525,000	60,060,404
6.15%, 3/1/37	31,905,000	37,719,303
6.65%, 11/15/37	79,075,000	98,910,015
6.15%, 2/15/41	40,108,000	47,648,304
Ultrapar Participacoes SA (Brazil) 5.25%, 10/6/26(b)	185,300,000	184,373,500
Union Pacific Corp.
7.60%, 1/2/20	387,688	435,536
6.061%, 1/17/23	3,853,811	4,197,941
4.698%, 1/2/24	2,550,358	2,703,379
5.082%, 1/2/29	6,281,759	6,866,786
5.866%, 7/2/30	39,728,159	44,666,647
6.176%, 1/2/31	34,683,668	40,081,314
Verizon Communications, Inc.
4.272%, 1/15/36	166,472,000	153,708,758
4.522%, 9/15/48	198,801,000	180,949,465
5.012%, 4/15/49(b)	511,429,000	497,329,414
Vulcan Materials Co. 7.50%, 6/15/21	143,984,000	168,539,175
Xerox Corp.
6.35%, 5/15/18	106,052,000	111,213,021
5.625%, 12/15/19	87,407,000	93,791,120
2.75%, 9/1/20	22,690,000	22,480,503

5 / Dodge & Cox Income Fund	See accompanying Notes to Financial Statements

Portfolio of Investments (unaudited)	March 31, 2017

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
4.50%, 5/15/21	$63,744,000	$66,461,789
4.07%, 3/17/22(b)	2,349,000	2,383,507
Zoetis, Inc.
3.45%, 11/13/20	39,377,000	40,328,151
4.50%, 11/13/25	166,139,000	178,939,512

		11,496,858,764
UTILITIES: 1.4%
Dominion Resources, Inc.
2.962%, 7/1/19	10,000,000	10,141,170
4.104%, 4/1/21	97,451,000	101,633,695
5.75%, 10/1/54(a)	232,036,000	240,157,260
Enel SPA (Italy)
6.80%, 9/15/37(b)	153,664,000	190,105,725
6.00%, 10/7/39(b)	137,712,000	156,916,076

		698,953,926

		18,972,384,202

TOTAL DEBT SECURITIES (Cost $46,375,814,842)		47,440,490,037

SHORT-TERM INVESTMENTS: 3.1%
COMMERCIAL PAPER: 0.9%
Anthem, Inc.
4/6/17(b)	$50,000,000	$49,957,708
4/17/17(b)	150,000,000	149,845,000
Dominion Resources, Inc. 4/20/17(b)	100,000,000	99,944,055
Mondelez International, Inc.
5/3/17(b)	38,620,000	38,584,298
5/4/17(b)	23,250,000	23,227,835
5/9/17(b)	53,000,000	52,941,818
5/30/17(b)	30,000,000	29,944,442

		444,445,156
MONEY MARKET FUND: 0.1%
State Street Institutional Treasury Plus Money Market Fund	48,821,490	48,821,490
REPURCHASE AGREEMENT: 2.1%
Fixed Income Clearing Corporation(c) 0.45%, dated 3/31/17, due 4/3/17, maturity value $1,037,691,912	1,037,653,000	1,037,653,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,530,919,646)		1,530,919,646

TOTAL INVESTMENTS (Cost $47,906,734,488)	100.2%	48,971,409,683
OTHER ASSETS LESS LIABILITIES	(0.2%)	(107,955,849)

NET ASSETS	100.0%	$48,863,453,834

(a)	Hybrid security
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2017, all such securities in total represented $6,708,574,692 or 13.7% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(c)	Repurchase agreement is collateralized by U.S. Treasury Notes 1.25%-2.50%, 7/31/23-8/15/23. Total collateral value is $1,058,416,040.
(d)	Subsidiary (see below)
(e)	Rounds to 0.0%

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries. In determining a parent company’s country designation, the Fund generally references the country of incorporation.

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

GO: General Obligation

RB: Revenue Bond

REMIC: Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note – Short Position	16,497	Jun 2017	$(2,054,907,563)	$(3,460,790)
Long Term U.S. Treasury Bond – Short Position	4,622	Jun 2017	(742,408,750)	(3,052,419)

				$(6,513,209)

See accompanying Notes to Portfolio of Investments	Dodge & Cox Income Fund / 6

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Debt securities and derivatives traded over the counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities. All securities held by the Fund are denominated in U.S. dollars.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2017:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Debt Securities
U.S. Treasury	$—	$8,208,638,225	$—
Government-Related	—	3,175,228,146	—
Mortgage-Related	—	15,582,042,325	—
Asset-Backed	—	1,502,197,139	—
Corporate	—	18,972,384,202	—
Short-term Investments
Commercial Paper	—	444,445,156	—
Money Market Fund	48,821,490	—	—
Repurchase Agreement	—	1,037,653,000	—

Total Securities	$48,821,490	$48,922,588,193	$—

Other Financial Instruments
Futures Contracts
Depreciation	$(6,513,209)	$—	$—

(a)

There were no transfers between Level 1 and Level 2 during the period. There were no Level 3 securities at March 31, 2017 and December 31, 2016 and there were no transfers to Level 3 during the period.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2017, the cost of investments for federal income tax purposes was $47,906,759,686. Net unrealized appreciation aggregated $1,064,649,997 of which $1,351,781,837 represented appreciated securities and $287,131,840 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Income Fund / 7

GLOBAL BOND FUND
Portfolio of Investments (unaudited)	March 31, 2017

DEBT SECURITIES: 95.5%

	PAR VALUE		VALUE
GOVERNMENT: 21.5%
Colombia Government (Colombia) 9.85%, 6/28/27	COP	7,025,000,000	$3,098,108
Czech Republic Government Bond (Czech Republic) 11/9/17	CZK	58,000,000	2,301,984
Japan Treasury Discount Bill (Japan)
8/10/17	JPY	350,000,000	3,146,165
1/22/18	JPY	150,000,000	1,349,476
Mexico Government (Mexico)
2.00%, 6/9/22(a)	MXN	75,717,076	3,795,671
5.75%, 3/5/26	MXN	136,400,000	6,668,444
Peru Government GDN (Peru) 6.35%, 8/12/28(c)	PEN	7,350,000	2,299,915
U.S. Treasury Note/Bond (United States) 0.875%, 5/31/18	USD	3,030,000	3,021,240

			25,681,003
GOVERNMENT-RELATED: 8.9%
Chicago Transit Authority RB (United States)
6.899%, 12/1/40	USD	1,800,000	2,242,979
Indonesia Government International (Indonesia) 3.75%, 6/14/28(c)	EUR	1,975,000	2,254,415
Peru Government GDN International (Peru) 3.75%, 3/1/30	EUR	900,000	1,104,618
Petroleo Brasileiro SA (Brazil) 7.25%, 3/17/44	USD	650,000	641,875
Petroleos Mexicanos (Mexico)
2.75%, 4/21/27	EUR	633,000	597,889
5.50%, 6/27/44	USD	56,000	49,423
6.375%, 1/23/45	USD	535,000	521,679
6.75%, 9/21/47	USD	711,000	721,743
State of California GO (United States) 7.30%, 10/1/39	USD	400,000	565,224
State of Illinois GO (United States)
5.665%, 3/1/18	USD	800,000	821,208
5.877%, 3/1/19	USD	500,000	525,805
5.10%, 6/1/33	USD	600,000	547,452

			10,594,310
SECURITIZED: 19.9%
American Express Master Trust (United States) Series 2014-3 A, 1.49%, 4/15/20	USD	225,000	225,236
Chase Issuance Trust (United States)
Series 2015-A2 A2, 1.59%, 2/18/20	USD	1,015,000	1,016,373
Series 2016-A5 A5, 1.27%, 7/15/21	USD	1,330,000	1,315,737
Fannie Mae, 15 Year (United States) 5.00%, 7/1/25	USD	23,973	25,546
Fannie Mae, 20 Year (United States)
4.00%, 11/1/30	USD	493,303	522,026
4.00%, 10/1/31	USD	601,891	636,958
4.00%, 9/1/35	USD	599,872	634,939
Fannie Mae, 30 Year (United States) 4.50%, 4/1/39	USD	1,215,222	1,305,211
4.50%, 8/1/44	USD	3,365,832	3,620,327
4.50%, 2/1/45	USD	1,005,497	1,085,054
4.50%, 1/1/46	USD	1,202,021	1,290,751
Fannie Mae (United States)
Trust 2004-W9 1A3, 6.05%, 2/25/44	USD	611,503	687,135
Fannie Mae, Hybrid ARM (United States) 2.902%, 8/1/44	USD	188,891	194,590
2.765%, 9/1/44	USD	285,734	293,577
Ford Credit Auto Owner Trust (United States)
Series 2015-B A3, 1.16%, 11/15/19	USD	639,633	639,103
Series 2015-1 A, 2.12%, 7/15/26(c)	USD	550,000	551,211

	PAR VALUE		VALUE
Freddie Mac (United States)
Series 4283 EW, 4.50%, 12/15/43	USD	171,729	$184,148
Series 4319 MA, 4.50%, 3/15/44	USD	601,027	646,952
Freddie Mac, Hybrid ARM (United States)
3.019%, 10/1/44	USD	354,838	365,980
2.731%, 11/1/44	USD	939,255	965,133
2.708%, 1/1/45	USD	1,044,359	1,071,058
2.743%, 5/1/46	USD	1,562,800	1,602,006
Freddie Mac Gold, 30 Year (United States)
6.00%, 2/1/35	USD	91,568	103,404
4.50%, 8/1/44	USD	490,327	525,967
Ginnie Mae (United States) Series 2010-169 JZ, 4.00%, 12/20/40	USD	806,033	835,093
Navient Student Loan Trust (Private Loans) (United States) Series 2015-CA B, 3.25%, 5/15/40(c)	USD	1,350,000	1,340,669
Rio Oil Finance Trust (Brazil)
9.25%, 7/6/24(c)	USD	1,541,029	1,560,291
9.75%, 1/6/27(c)	USD	445,848	449,191

			23,693,666
CORPORATE: 45.2%
FINANCIALS: 11.6%
Bank of America Corp. (United States)
4.25%, 10/22/26	USD	825,000	837,634
6.625%, 5/23/36(b)	USD	325,000	377,156
Barclays PLC (United Kingdom) 4.375%, 1/12/26	USD	1,275,000	1,292,024
BNP Paribas SA (France) 4.375%, 9/28/25(c)	USD	1,175,000	1,171,699
Capital One Financial Corp. (United States) 3.75%, 4/24/24	USD	1,200,000	1,220,294
Citigroup, Inc. (United States) 7.409%, 10/30/40(b)	USD	1,675,000	1,782,870
HSBC Holdings PLC (United Kingdom)
5.75%, 12/20/27	GBP	550,000	824,945
6.00%, 3/29/40	GBP	600,000	931,939
JPMorgan Chase & Co. (United States)
3.375%, 5/1/23	USD	1,050,000	1,051,575
3.875%, 9/10/24	USD	125,000	126,687
Lloyds Banking Group PLC (United Kingdom)
4.50%, 11/4/24	USD	1,125,000	1,154,376
4.582%, 12/10/25	USD	700,000	710,722
Navient Corp. (United States)
4.625%, 9/25/17	USD	268,000	270,010
8.45%, 6/15/18	USD	500,000	532,500
Royal Bank of Scotland Group PLC (United Kingdom)
6.125%, 12/15/22	USD	325,000	344,108
6.00%, 12/19/23	USD	1,150,000	1,215,386

			13,843,925
INDUSTRIALS: 29.4%
AT&T, Inc. (United States)
4.75%, 5/15/46	USD	625,000	585,027
4.50%, 3/9/48	USD	1,290,000	1,155,183
BHP Billiton, Ltd. (Australia) 5.625%, 10/22/79(b)	EUR	425,000	525,026
Cemex SAB de CV (Mexico) 7.75%, 4/16/26(c)	USD	1,275,000	1,434,643
Charter Communications, Inc. (United States)
7.30%, 7/1/38	USD	325,000	402,642
6.75%, 6/15/39	USD	1,150,000	1,350,398
Cox Enterprises, Inc. (United States)
3.25%, 12/15/22(c)	USD	765,000	751,256
2.95%, 6/30/23(c)	USD	1,050,000	1,002,256
Dell Technologies, Inc. (United States)
4.42%, 6/15/21(c)	USD	650,000	679,670

1 / Dodge & Cox Global Bond Fund	See accompanying Notes to Portfolio of Investments

Portfolio of Investments (unaudited)	March 31, 2017

DEBT SECURITIES (continued)

	PAR VALUE		VALUE
5.45%, 6/15/23(c)	USD	550,000	$593,344
Ford Motor Credit Co. LLC(d) (United States) 5.875%, 8/2/21	USD	975,000	1,084,212
Grupo Televisa SAB (Mexico) 8.50%, 3/11/32	USD	964,000	1,224,165
HCA Holdings, Inc. (United States) 4.75%, 5/1/23	USD	1,775,000	1,850,437
Imperial Brands PLC (United Kingdom) 4.25%, 7/21/25(c)	USD	1,200,000	1,241,550
Kinder Morgan, Inc. (United States) 6.95%, 1/15/38	USD	2,100,000	2,436,061
LafargeHolcim, Ltd. (Switzerland) 7.125%, 7/15/36	USD	1,000,000	1,252,328
Macy’s, Inc. (United States)
6.70%, 9/15/28	USD	50,000	52,742
6.90%, 4/1/29	USD	75,000	80,249
6.70%, 7/15/34	USD	425,000	439,084
Millicom International Cellular SA (Luxembourg) 6.625%, 10/15/21(c)	USD	2,300,000	2,409,135
Molex Electronic Technologies LLC(d) (United States) 2.878%, 4/15/20(c)	USD	731,000	735,827
MTN Group, Ltd. (South Africa) 4.755%, 11/11/24(c)	USD	1,200,000	1,132,200
Naspers, Ltd. (South Africa) 5.50%, 7/21/25(c)	USD	2,300,000	2,385,100
RELX PLC (United Kingdom)
8.625%, 1/15/19	USD	58,000	64,401
3.125%, 10/15/22	USD	574,000	572,733
Telecom Italia SPA (Italy)
6.375%, 6/24/19	GBP	800,000	1,094,985
7.721%, 6/4/38	USD	1,025,000	1,135,187
Time Warner, Inc. (United States) 6.20%, 3/15/40	USD	1,025,000	1,170,314
TransCanada Corp. (Canada) 5.625%, 5/20/75(b)	USD	1,675,000	1,725,250
Twenty-First Century Fox, Inc. (United States)
6.15%, 3/1/37	USD	275,000	325,115
6.65%, 11/15/37	USD	750,000	938,129
Ultrapar Participacoes SA (Brazil) 5.25%, 10/6/26(c)	USD	600,000	597,000
Verizon Communications, Inc. (United States) 5.012%, 4/15/49(c)	USD	1,175,000	1,142,606
Vulcan Materials Co. (United States) 7.50%, 6/15/21	USD	838,000	980,913
Zoetis, Inc. (United States) 4.50%, 11/13/25	USD	525,000	565,450

			35,114,618
UTILITIES: 4.2%
Dominion Resources, Inc. (United States) 5.75%, 10/1/54(b)	USD	1,750,000	1,811,250
Enel SPA (Italy)
6.80%, 9/15/37(c)	USD	650,000	804,149
6.00%, 10/7/39(c)	USD	805,000	917,258
The Southern Co. (United States) 5.50%, 3/15/57(b)	USD	1,450,000	1,495,902

			5,028,559

			53,987,102

TOTAL DEBT SECURITIES (Cost $111,681,105)			113,956,081

SHORT-TERM INVESTMENTS: 3.5%

	PAR VALUE		VALUE
COMMERCIAL PAPER: 1.9%
Anthem, Inc. (United States) 4/17/17(c)	USD	1,150,000	$1,149,377
Mondelez International, Inc. (United States) 5/30/17(c)	USD	1,150,000	1,147,606

			2,296,983
MONEY MARKET FUND: 0.1%
State Street Institutional Treasury Plus Money Market Fund	USD	119,043	119,043
REPURCHASE AGREEMENT: 1.5%
Fixed Income Clearing Corporation(e) 0.45%, dated 3/31/17, due 4/3/17, maturity value $1,791,067	USD	1,791,000	1,791,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,207,026)			4,207,026

TOTAL INVESTMENTS (Cost $115,888,131)		99.0%	118,163,107
OTHER ASSETS LESS LIABILITIES		1.0%	1,181,477

NET ASSETS		100.0%	$119,344,584

(a)	Inflation-linked
(b)	Hybrid security
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2017, all such securities in total represented $27,750,370 or 23.3% of total net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(d)	Subsidiary (see below)
(e)	Repurchase agreement is collateralized by U.S. Treasury Note 2.25%, 1/31/24. Total collateral value is $1,828,512.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries. In determining a parent company’s country designation, the Fund generally references the country of incorporation.

ARM: Adjustable Rate Mortgage

GDN: Global Depositary Note

GO: General Obligation

RB: Revenue Bond

COP: Colombian Peso

CZK: Czech Republic Koruna

EUR: Euro

GBP: British Pound

INR: Indian Rupee

JPY: Japanese Yen

MXN: Mexican Peso

PEN: Peruvian Sol

USD: United States Dollar

See accompanying Notes to Portfolio of Investments	Dodge & Cox Global Bond Fund / 2

Portfolio of Investments (unaudited)	March 31, 2017

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note – Short Position	108	Jun 2017	$(13,452,750)	$(31,034)
Euro-Bund Future – Short Position	16	Jun 2017	(2,755,245)	5,654
Long Term U.S. Treasury Bond – Short Position	19	Jun 2017	(3,051,875)	(12,211)

				$(37,591)

CENTRALLY CLEARED INTEREST RATE SWAPS

		Contract Amount
Notional Amount	Expiration Date	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Pay Fixed/Receive Floating:
$825,000	5/6/24	2.72%	USD LIBOR 3-Month	$(33,978)
825,000	8/22/24	2.57%	USD LIBOR 3-Month	(18,886)
1,750,000	7/29/45	2.774%	USD LIBOR 3-Month	(35,986)
1,465,000	6/21/47	1.75%	USD LIBOR 3-Month	(16,762)

				$(105,612)

CURRENCY FORWARD CONTRACTS

		Contract Amount
Counterparty	Settle Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation / (Depreciation)
Contracts to sell CZK:
Citibank	11/9/17	2,353,514	58,000,000	$14,294
Contracts to sell EUR:
Bank of America	7/12/17	874,609	815,000	995
Goldman Sachs	8/16/17	2,543,215	2,375,000	(7,234)
Goldman Sachs	8/16/17	990,515	925,000	(2,817)
Contracts to sell GBP:
Bank of America	9/13/17	614,641	500,000	(14,427)
Bank of America	9/13/17	1,241,575	1,010,000	(29,143)
Goldman Sachs	7/12/17	932,627	765,000	(28,191)
Contracts to sell JPY:
Bank of America	8/10/17	3,108,572	350,000,000	(52,277)
Goldman Sachs	1/22/18	1,330,554	150,000,000	(35,940)

Counterparty	Settle Date	Deliver U.S. Dollar	Receive Foreign Currency	Unrealized Appreciation / (Depreciation)
Contracts to buy INR:
Barclays	7/12/17	1,948,519	135,500,000	110,824
Barclays	8/23/17	353,045	24,000,000	9,718

				$(34,198)

3 / Dodge & Cox Global Bond Fund	See accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are normally valued as of the scheduled close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Debt securities and derivatives traded over the counter are valued using prices received from independent pricing services which utilize dealer quotes, recent transaction data, pricing models, and other inputs to arrive at market-based valuations. Pricing models may consider quoted prices for similar securities, interest rates, cash flows (including prepayment speeds), and credit risk. Exchange-traded derivatives are generally valued at the settlement price determined by the relevant exchange. Other financial instruments for which market quotes are readily available are valued at market value. Short-term securities with less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. Mutual funds are valued at their respective net asset values. Security values are not discounted based on the size of the Fund’s position and may differ from the value the Fund receives upon the sale of the securities.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. Forward currency contracts are valued based on the prevailing forward exchange rates of the underlying currencies. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if normal valuation procedures produce valuations that are deemed unreliable or inappropriate under the circumstances existing at the time, the investment will be valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. The Board of Trustees has appointed Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities and other investments when necessary. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions. In doing so, the Pricing Committee employs various methods for calibrating fair valuation approaches, including a regular review of key inputs and assumptions, back-testing, and review of any related market activity.

Valuing securities through a fair value determination involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, forward exchange rates, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of March 31, 2017:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Debt Securities
Government	$—	$25,681,003	$—
Government-Related	—	10,594,310	—
Securitized	—	23,693,666	—
Corporate	—	53,987,102	—
Short-term Investments
Commercial Paper	—	2,296,983	—
Money Market Fund	119,043	—	—
Repurchase Agreement	—	1,791,000	—

Total Securities	$119,043	$118,044,064	$—

Other Financial Instruments
Futures Contracts
Appreciation	$5,654	$—	$—
Depreciation	(43,245)	—	—
Interest Rate Swaps
Depreciation	—	(105,612)	—
Currency Forward Contracts
Appreciation	—	135,831	—
Depreciation	—	(170,029)	—

(a)

There were no transfers between Level 1 and Level 2 during the period. There were no Level 3 securities at March 31, 2017 and December 31, 2016, and there were no transfers to Level 3 during the period.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2017, the cost of investments for federal income tax purposes was $116,434,838. Net unrealized appreciation aggregated $1,728,269 of which $2,940,195 represented appreciated securities and $1,211,926 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other charges and expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Global Bond Fund / 4

ITEM 2.	CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached. (EX-99.CERTS)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dodge & Cox Funds

By	/s/ Charles F. Pohl
Charles F. Pohl
Chairman—Principal Executive Officer

Date: May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dodge & Cox Funds

By	/s/ Charles F. Pohl
Charles F. Pohl
Chairman—Principal Executive Officer

By	/s/ David H. Longhurst
David H. Longhurst
Treasurer—Principal Financial Officer

Date: May 25, 2017